UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                              AHA INVESTMENT FUNDS
                          A SERIES OF CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

           DATE OF REPORTING PERIOD: JULY 1, 2005 - SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                     [LOGO]
                                AMERICAN HOSPITAL
                                   ASSOCIATION

                               -------------------
                                 AHA INVESTMENT
                                      FUNDS
                               -------------------

                  |_|   AHA LIMITED MATURITY FIXED INCOME FUND

                  |_|   AHA FULL MATURITY FIXED INCOME FUND

                  |_|   AHA BALANCED FUND

                  |_|   AHA DIVERSIFIED EQUITY FUND

                  |_|   AHA SOCIALLY RESPONSIBLE EQUITY FUND

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2005

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ANNUAL SHAREHOLDER LETTER
November 11, 2005

Dear Shareholder:

At the September 28th shareholders' meeting for the AHA Investment Funds ("AHA Fund"), the proxy to merge the Funds into the CNI Charter Fund Trust ("Charter Funds") was overwhelmingly passed with votes in each of the five AHA Funds ranging from 91% to 100% in favor. There were no votes against the combination into the $4 billion Charter Funds family. As we have said, the AHA Funds will continue to be endorsed by the American Hospital Association and will maintain their own AHA brand identity as a series of the Charter Funds. Thank you to all of you for taking the time to vote your shares.

Since the Charter Funds have a September 30th fiscal year-end, going forward the fiscal year for the AHA Funds will also be September 30. You recently received the June 30th annual report, so we are required to supply you with a one quarter "stub" audit to align the Funds with the new fiscal year. Therefore, you will find enclosed the special quarterly report for the AHA Investment Funds, dated September 30, 2005. The audit was conducted by KPMG, our new auditor, who replaced E&Y concurrent with the transfer of the AHA Funds into the Charter Fund. The discussion below will summarize results for the AHA Funds and activities for the past three months (ALL RETURNS REPORTED BELOW ARE FOR INSTITUTIONAL CLASS SHARES).

AHA LIMITED MATURITY FIXED INCOME FUND

Oil prices, effects of hurricanes on energy supply and insurance claims and expectations of inflation all had an effect on the bond market this quarter. Rising yields on the AHA Limited Maturity Fixed Income Fund were driven by the Federal Reserve Banks' ("Fed") continued steady increases in short-term interest rates as the tenth and eleventh quarter-point rate hikes of the Fed's anti-inflation policy occurred in the July-September quarter. The market yield of the Fund stood at 4.5% at the end of the quarter compared to 4.2% for the Merrill Lynch 1-3 Year Treasury Index. The quarterly total net return was 0.20% (unannualized for the three months) compared to 0.09% for the Merrill Lynch 1-3 Year Treasury Index. Bond prices and yields move in inverse relation, so prices are temporarily depressed when interest rates go up as bond valuations adjust to the Fed's rate hikes.

Strategically, with the objective of enhancing yields and total return going forward, the AHA Limited Maturity Fixed Income Fund added a new portfolio manager, City National Asset Management ("CNAM"), to its portfolio mix on October 1st. CNAM is the investment management arm of CNI Charter Funds' parent company, City National Bank, and brings an experienced management team to the AHA Limited Maturity Fixed Income portfolio that they will be managing. The goal of adding CNAM as a sub-adviser is to combine two different style managers to produce higher returns with lower risk. To complement the investment style of the incumbent 1-3 year benchmarked manager, Patterson Capital Corporation, CNAM will invest in the 1-5 year sector of the short-term fixed income market, continuing to follow the high quality guidelines of the Fund. The combination of these two managers is designed to follow Modern Portfolio Theory which shows that two portfolio managers of different characteristics and risk profiles together have the capability to produce higher returns at lower overall risk.

AHA FULL MATURITY FIXED INCOME FUND

The quarter ended September 30, 2005 was the time that the effects of the Fed's rate increased, which finally caused intermediate and longer maturity rates to increase as well. As a result, bond prices decreased during the quarter after a surprisingly strong start to the year. The AHA Full Maturity Fixed Income Fund recorded a net return of -0.57% for the quarter, and 1.29% for the nine months year-to-date ("YTD"), while the Lehman Brothers Government/Credit Intermediate Total Return Index returned -0.52% for the quarter and 1.06% YTD and the U.S. Aggregate Bond Index -0.68% and 1.83%, respectively. The AHA Full Maturity Fixed Income Fund combines two equally weighted portfolios managed to the intermediate and aggregate indices to provide a "Full" maturity spectrum.

The Intermediate portfolio was a slightly shorter duration than its index as a defensive measure in a rising interest rate environment, which contributed to the beneficial difference in performance this quarter.

AHA BALANCED FUND

The AHA Balanced Fund combines stocks, bonds and cash in a moderate allocation of 60-65% stocks per Morningstar's definition. Its net return for the quarter was 1.87% compared to the 2.10% return by the Fund's benchmark; 60% S&P 500 Stock Index, 30% Lehman U.S. Aggregate Bond Index and 10% Merrill Lynch 3-Month U.S. Treasury Index. For the nine months year-to-date, the Fund returned 3.81% vs. 2.08% for the benchmark. This Fund benefited from stock overweighting in energy and underweighting in telecom this quarter, but the longer aggregate bond duration of its fixed income allocation which had aided returns in the first six months of the year had the opposite effect for the quarter. This is in line with the rising interest rate environment and decreasing bond prices referred to above.

AHA DIVERSIFIED EQUITY FUND

Fortunately, the AHA Diversified Equity Fund produced results that outpaced its benchmark, the S&P 500 Index, with net quarterly returns of 3.88% and 3.60%, respectively. The Fund's nine month year-to-date performance of 5.01% handily beat the S&P 500 by 2.25%. Overweightings in energy and technology aided performance in the Fund as did underweighting telecom stocks.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

The new AHA Socially Responsible Equity Fund, designed to meet the social guidelines of religious-based organizations, opened during the year. Its three month performance was 6.20% vs. 3.40% for the Domini Social Index. The Russell 1000 Value Index returned 3.88% for the same period, however it should be noted that the social investing guidelines restrict certain securities of the Russell index from the Fund. For example, it is a social guideline to invest in energy companies that follow sound environmental practices. Screening for such companies limits the number of oil companies that can be held in the portfolio, but the sub-advisor has researched and found companies that comply in order to achieve the social guidelines desired by investors.

The AHA Investment Funds will continue to keep their unique identity within the Charter Funds' framework and will be endorsed by the American Hospital Association.

Thank you for your support as we conclude the expansion of the AHA Funds network by joining the CNI Charter Fund family. If you have any questions, please do not hesitate to call us at 800.357.4675. We thank you for your trust and the confidence you place with the AHA Investment Funds.

Sincerely,

/s/ Timothy G. Solberg

Timothy G. Solberg, CFA
Chief Investment Officer
AHA Investment Funds, a series of the CNI Charter Funds

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings and index definitions. Portfolio holdings and sector allocations are subject to change.

The advisor has an agreement in place to waive fees. In the absence of such waivers, total return would be reduced.

Mutual Fund investing involves risk. Principal loss is possible.

CHANGING INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

The BARRA S&P 500 Index is a broad based unmanaged index of 500 stocks which is widely recognized as representative of the equity market in general. The Lehman Brothers Intermediate Government/Corporate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The Merrill Lynch 1 - 3 Treasury Year
Index is a market value weighted index of U.S. Treasury securities with maturities of 1 - 3 years.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Distributed by SEI Investments Distribution Co. (SIDCo).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED)
September 30, 2005

As a Class I shareholder of the Limited Maturity Fund, the Full Maturity Fund, the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 for the period 07/01/05 - 09/30/05.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders of IRA accounts a $25.00 annual maintenance fee by Forum Shareholder Services, LLC, the Funds' transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LIMITED MATURITY - CLASS I          Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05        07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,002.00                  $2.17
Hypothetical(2)                         $1,000.00          $1,010.44                  $2.18

(1) Ending account values and expenses paid during period based on a 0.20% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

LIMITED MATURITY - CLASS A          Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,001.30                  $2.77
Hypothetical(2)                         $1,000.00          $1,009.83                  $2.79

(1) Ending account values and expenses paid during period based on a 0.13% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)
September 30, 2005

FULL MATURITY - CLASS I             Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $   994.30                 $2.51
Hypothetical(2)                         $1,000.00          $ 1,010.08                 $2.53

(1) Ending account values and expenses paid during period based on a (0.57)% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

FULL MATURITY - CLASS A             Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $  994.60                  $3.14
Hypothetical(2)                         $1,000.00          $1,009.45                  $3.17

(1) Ending account values and expenses paid during period based on a (0.54)% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

BALANCED - CLASS I                  Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,018.70                  $2.49
Hypothetical(2)                         $1,000.00          $1,010.13                  $2.48

(1) Ending account values and expenses paid during period based on a 1.87% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

DIVERSIFIED - CLASS I               Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,038.80                  $2.90
Hypothetical(2)                         $1,000.00          $1,009.75                  $2.86

(1) Ending account values and expenses paid during period based on a 3.88% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

DIVERSIFIED - CLASS A               Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,038.10                  $3.54
Hypothetical(2)                         $1,000.00          $1,009.12                  $3.49

(1) Ending account values and expenses paid during period based on a 3.81% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

SOCIALLY RESPONSIBLE - CLASS I      Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 07/01/05      Value 09/30/05         07/01/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,062.00                  $2.99
Hypothetical(2)                         $1,000.00          $1,009.80                  $2.81

(1) Ending account values and expenses paid during period based on a 6.20% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three-month period).

SOCIALLY RESPONSIBLE - CLASS A      Beginning Account    Ending Account    Expenses Paid During Period*
                                     Value 08/12/05      Value 09/30/05        08/12/05 - 09/30/05
                                    -----------------    --------------    ----------------------------
Actual(1)                               $1,000.00          $1,012.70                  $1.97
Hypothetical(2)                         $1,000.00          $1,004.89                  $1.96

(1) Ending account values and expenses paid during period based on a 1.27% return. The return is considered after expenses are deducted from the Fund.

(2) Ending account values and expenses paid during period based on a 1.25% return. The return is considered before expenses are deducted from the Fund.

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 50/365 (to reflect from the inception date to the end of the period).

AHA LIMITED MATURITY FIXED INCOME FUND
September 30, 2005

                          ASSET ALLOCATION (UNAUDITED)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Corporate Bonds                                 47.9%
            U.S. Government Agency Obligations              30.6%
            Asset-Backed Securities                         16.2%
            Mortgage-Backed Securities                       5.2%
            U.S. Government Mortgage-Backed Obligations      0.0%
            Cash Equivalents                                 0.1%

AHA FULL MATURITY FIXED INCOME FUND
September 30, 2005

                          ASSET ALLOCATION (UNAUDITED)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Corporate Bonds                                 29.4%
            U.S. Treasury Obligations                       17.3%
            U.S. Government Mortgage-Backed Obligations     17.2%
            U.S. Government Agency Obligations              14.9%
            Mortgage-Backed Securities                       8.1%
            Asset-Backed Securities                          7.4%
            Foreign Government Bonds                         1.0%
            Municipal Bond                                   0.1%
            Cash Equivalents                                 4.6%

*  Percentages based on total investments.

AHA BALANCED FUND
September 30, 2005

                          ASSET ALLOCATION (UNAUDITED)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Financials                                      14.7%
            Consumer Non-Cyclical                           13.3%
            U.S. Government Mortgage-Backed Obligations      9.6%
            Corporate Bonds                                  9.1%
            Technology                                       8.6%
            Energy                                           8.6%
            Consumer Cyclical                                7.7%
            U.S. Treasury Obligations                        5.7%
            Mortgage-Backed Securities                       4.5%
            Telecommunication Services                       4.3%
            Industrials                                      4.3%
            Asset-Backed Securities                          2.7%
            U.S. Government Agency Obligation                1.6%
            Basic Materials                                  1.5%
            Utilities                                        0.9%
            Foreign Government Bond                          0.2%
            Municipal Bond                                   0.2%
            Cash Equivalents                                 2.5%

AHA DIVERSIFIED EQUITY FUND
September 30, 2005

                          ASSET ALLOCATION (UNAUDITED)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Financials                                      23.3%
            Consumer Non-Cyclical                           20.4%
            Technology                                      13.1%
            Energy                                          12.6%
            Consumer Cyclical                               10.5%
            Telecommunication Services                       8.6%
            Industrials                                      5.4%
            Basic Materials                                  2.7%
            Utilities                                        2.2%
            Cash Equivalents                                 1.2%

*  Percentages based on total investments.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
September 30, 2005

                          ASSET ALLOCATION (UNAUDITED)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Financials                                      20.4%
            Consumer Non-Cyclical                           12.5%
            Consumer Cyclical                               11.3%
            Industrials                                     11.2%
            Telecommunication Services                      10.3%
            Energy                                           9.0%
            Technology                                       7.7%
            Basic Materials                                  6.5%
            Utilities                                        6.1%
            Cash Equivalents                                 5.0%

*  Percentages based on total investments.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            AHA Limited Maturity        Merrill Lynch       Merrill Lynch
            Fixed Income Fund -            3-Month             1-3 Year
               Class I Shares        U.S. Treasury Index    Treasury Index
            --------------------     -------------------    --------------
6/30/95            10,000                  10,000               10,000
6/30/96            10,467                  10,553               10,544
6/30/97            11,099                  11,126               11,237
6/30/98            11,777                  11,713               12,001
6/30/99            12,319                  12,283               12,610
6/30/00            12,859                  12,962               13,230
6/30/01            14,030                  13,725               14,423
6/30/02            14,901                  14,086               15,382
6/30/03            15,593                  14,302               16,097
6/30/04            15,585                  14,442               16,178
6/30/05            15,823                  14,753               16,480
9/30/05            15,855                  14,875               16,495

This chart assumes an initial gross investment of $10,000 for the AHA Limited Maturity Fixed Income Fund - Class I Shares, as well as the Merrill Lynch 3-Month U.S. Treasury Index and the Merrill Lynch 1-3 Year Treasury Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 9/30/05
                                                            ANNUALIZED
                                                   -----------------------------
                                                   ONE YEAR  FIVE YEAR  TEN YEAR
                                                   --------  ---------  --------
    AHA Limited Maturity Fixed Income
      Fund - Class I Shares .....................   0.66%      3.83%     4.56%
    Merrill Lynch 3-Month U.S. Treasury Index ...   2.62%      2.48%     3.90%
    Merrill Lynch 1-3 Year Treasury Index .......   0.98%      4.08%     4.98%

Class A Shares commenced operations on October 22, 2004. Total cumulative return since inception for the Class A Shares was 0.25% as of September 30, 2005.

MERRILL LYNCH 3-MONTH U.S. TREASURY INDEX

The Merrill Lynch 3-Month U.S. Treasury Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Lehman Brothers
             AHA Full Maturity       Government/Credit
            Fixed Income Fund -      Intermediate Total
              Class I Shares            Return Index
            -------------------      ------------------
6/30/95            10,000                  10,000
6/30/96            10,360                  10,501
6/30/97            11,201                  11,259
6/30/98            12,344                  12,221
6/30/99            12,610                  12,733
6/30/00            13,185                  13,271
6/30/01            14,586                  14,737
6/30/02            15,677                  15,940
6/30/03            17,254                  17,668
6/30/04            17,266                  17,656
6/30/05            18,253                  18,502
9/30/05            18,149                  18,406

This chart assumes an initial gross investment of $10,000 for the AHA Full Maturity Fixed Income Fund - Class I Shares and the Lehman Brothers Government/Credit Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 9/30/05
                                                            ANNUALIZED
                                                   -----------------------------
                                                   ONE YEAR  FIVE YEAR  TEN YEAR
                                                   --------  ---------  --------
    AHA Full Maturity Fixed Income
      Fund - Class I Shares .....................    2.10%     6.01%     5.97%
    AHA Full Maturity Fixed Income
      Fund - Class A Shares .....................    1.85%      N/A       N/A
    Lehman Brothers Government/Credit Intermediate
      Total Return Index ........................    1.50%     6.15%     6.12%

Class A Shares commenced operations on May 11, 2004. Total cumulative return since inception for the Class A Shares was 4.92% as of September 30, 2005.

LEHMAN BROTHERS GOVERNMENT/CREDIT INTERMEDIATE TOTAL RETURN INDEX

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA BALANCED FUND
HYPOTHETICAL GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            AHA Balanced
            Fund - Class    60/30/10 Hybrid    S&P 500
             I Shares             Index         Index
            ------------    ---------------    -------
6/30/95        10,000           10,000         10,000
6/30/96        11,920           11,729         12,600
6/30/97        14,690           14,467         16,972
6/30/98        17,163           17,596         22,091
6/30/99        19,411           20,304         27,119
6/30/00        20,183           21,631         29,085
6/30/01        21,437           20,494         24,772
6/30/02        19,966           18,789         20,315
6/30/03        20,246           19,531         20,368
6/30/04        22,959           21,761         24,260
6/30/05        25,018           23,099         25,794
9/30/05        25,486           23,573         26,722

This chart assumes an initial gross investment of $10,000 for the AHA Balanced Fund, a customized Index, the 60/30/10 Hybrid Index and the S&P 500 Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 9/30/05
                                                            ANNUALIZED
                                                   -----------------------------
                                                   ONE YEAR  FIVE YEAR  TEN YEAR
                                                   --------  --------   --------
    AHA Balanced Fund - Class I Shares ..........    11.29%    3.53%     9.19%
    60/30/10 Hybrid Index* ......................     8.46%    1.63%     8.37%
    S&P 500 Index ...............................    12.25%   (1.49)%    9.49%

60/30/10 HYBRID INDEX

This is a customized index with a blend of three indices, consisting of 60% in the S&P 500 Index, 30% in the Lehman U.S. Aggregate Bond Index and 10% in the Merrill Lynch 3-Month U.S. Treasury Index.

* The Fund changed its benchmark from the S&P 500 Index to a customized 60/30/10 Hybrid Index. This change was made because the new benchmark provides a better comparison of the performance of the Fund.

One cannot invest directly in an index.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            AHA Diversified
             Equity Fund,       S&P 500     Russell 1000
            Class I Shares       Index      Value Index
            --------------      -------     ------------
6/30/95         10,000          10,000         10,000
6/30/96         12,641          12,600         12,463
6/30/97         12,650          16,972         16,598
6/30/98         20,857          22,091         21,383
6/30/99         24,799          27,119         24,884
6/30/00         26,111          29,085         22,664
6/30/01         26,409          24,772         25,006
6/30/02         23,071          20,315         22,768
6/30/03         22,618          20,368         22,535
6/30/04         27,506          24,260         27,297
6/30/05         30,243          25,794         31,132
9/30/05         31,416          26,722         32,340

This chart assumes an initial gross investment of $10,000 for the AHA Diversified Equity Fund - Class I Shares, the S&P 500 Index and the Russell 1000 Value Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 9/30/05
                                                            ANNUALIZED
                                                   -----------------------------
                                                   ONE YEAR  FIVE YEAR  TEN YEAR
                                                   --------  ---------  --------
  AHA Diversified Equity Fund - Class I Shares ..   16.48%     2.72%     11.19%
  AHA Diversified Equity Fund - Class A Shares ..   16.16%      N/A        N/A
  S&P 500 Index .................................   12.25%    (1.49)%     9.49%
  Russell 1000 Value Index ......................   16.69%     5.76%     11.52%

Class A Shares commenced operations on December 30, 2002. Total annualized return since inception for the Class A Shares was 16.99% as of September 30, 2005.

S&P 500 INDEX

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. S&P 500 Index is a registered trademark of McGraw-Hill, Inc.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             AHA Socially
             Responsible
             Equity Fund,     Russell 1000
            Class I Shares    Value Index
            --------------    ------------
1/1/05          10,000           10,000
6/30/05          9,751           10,176
9/30/05         10,356           10,570

This chart assumes an initial gross investment of $10,000 made on January 3, 2005 (since inception) for the AHA Socially Responsible Equity Fund - Class I Shares and the Russell 1000 Value Index. Performance figures include reinvested dividends and capital gains. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                           TOTAL RETURNS AS OF 9/30/05
                                                                 CUMULATIVE
                                                                 INCEPTION
                                                                  TO DATE*
                                                                 ----------
    AHA Socially Responsible Equity Fund - Class I Shares ..       3.56%
    Russell 1000 Value Index ...............................       5.72%

Class A shares commenced operations on August 12, 2005. Total cumulative return since inception for the Class A shares was 1.27% as if September 30, 2005.

*  Class I shares commenced operations on January 3, 2005.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

CORPORATE BONDS [47.5%]
      AEROSPACE & DEFENSE [1.2%]
      United Technologies
         4.875%, 11/01/06                         $      1,300    $     1,308
      =======================================================================

      ALUMINUM [0.7%]
      Alcoa
         4.250%, 08/15/07                                  800            795
      =======================================================================

      BANKS [8.3%]
      Bank of New York, Ser E, MTN
         2.200%, 05/12/06                                1,500          1,480
      Bank One
         6.875%, 08/01/06                                1,100          1,121
      HSBC Bank USA (A)
         3.990%, 09/21/07                                  725            726
      JPMorgan Chase
         5.625%, 08/15/06                                1,500          1,514
      Merrill Lynch, Ser B, MTN
         6.130%, 05/16/06                                1,255          1,267
      Wachovia
         4.850%, 07/30/07                                1,000          1,004
      Washington Mutual
         5.625%, 01/15/07                                1,485          1,503
      Wells Fargo
         5.900%, 05/21/06                                  750            757
      -----------------------------------------------------------------------
      TOTAL BANKS                                                       9,372
      =======================================================================

      BUSINESS SERVICES [2.8%]
      International Business Machines
         6.450%, 08/01/07                                2,400          2,478
      Pitney Bowes
         5.875%, 05/01/06                                  745            750
      -----------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                           3,228
      =======================================================================

      DIVERSIFIED MANUFACTURING [0.5%]
      Honeywell
         7.000%, 03/15/07                                  510            527
      =======================================================================

      ENERGY [1.7%]
      FPL Group Capital
         6.125%, 05/15/07                                1,925          1,970
      =======================================================================

      FINANCIAL SERVICES [11.6%]
      American Express
         5.500%, 09/12/06                                1,000          1,009
      American General Finance
         5.875%, 07/14/06                                1,115          1,127
      Caterpillar Financial Services,
         Ser F, MTN
         3.625%, 11/15/07                                  795            780
      CIT Group
         5.750%, 09/25/07                                  700            714
      Countrywide Home Loan,
         Ser J, MTN
         5.500%, 08/01/06                                  350            353

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      Countrywide Home Loan,
         Ser K, MTN
         5.625%, 05/15/07                         $      1,925    $     1,953
         4.250%, 12/19/07                                  955            946
      HSBC Finance
         5.750%, 01/30/07                                1,855          1,884
      International Lease Finance
         5.625%, 06/01/07                                1,600          1,623
      John Deere Capital
         3.875%, 03/07/07                                  820            813
      National Rural Utilities
         3.875%, 02/15/08                                  975            960
      Washington Mutual Financial
         6.250%, 05/15/06                                  935            945
      -----------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                         13,107
      =======================================================================

      FOOD, BEVERAGE & TOBACCO [4.5%]
      Bottling Group LLC
         2.450%, 10/16/06                                1,400          1,370
      Campbell Soup
         6.900%, 10/15/06                                1,115          1,139
      Coca-Cola Enterprises
         5.375%, 08/15/06                                1,040          1,048
         5.250%, 05/15/07                                1,520          1,537
      -----------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                    5,094
      =======================================================================

      INSURANCE [2.7%]
      American International Group, Ser F MTN
         2.850%, 12/01/05                                  910            908
      UnitedHealth Group
         5.200%, 01/17/07                                1,130          1,136
         3.375%, 08/15/07                                1,060          1,038
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                   3,082
      =======================================================================

      INVESTMENT BANKER/BROKER DEALER [6.2%]
      Bear Stearns
         5.700%, 01/15/07                                  735            746
         3.000%, 03/30/06                                1,945          1,933
      Credit Suisse First Boston USA
         5.875%, 08/01/06                                  500            506
      Lehman Brothers Holdings
         6.625%, 02/05/06                                1,520          1,531
         6.250%, 05/15/06                                1,000          1,011
         4.000%, 01/22/08                                  600            592
      Merrill Lynch, Ser 1, MTN (A)
         3.974%, 06/16/08                                  675            675
      -----------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                             6,994
      =======================================================================

      PETROLEUM & FUEL PRODUCTS [1.4%]
      Conoco Funding
         5.450%, 10/15/06                                1,610          1,626
      =======================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      RETAIL [2.3%]
      Target
         5.950%, 05/15/06                         $      1,125    $     1,134
         5.500%, 04/01/07                                1,400          1,421
      -----------------------------------------------------------------------
      TOTAL RETAIL                                                      2,555
      =======================================================================

      TELEPHONES & TELECOMMUNICATIONS [3.6%]
      Bellsouth
         5.000%, 10/15/06                                1,000          1,005
      SBC Communications
         5.750%, 05/02/06                                1,625          1,637
      Verizon Global Funding
         6.125%, 06/15/07                                1,445          1,482
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             4,124
      =======================================================================

          TOTAL CORPORATE BONDS
            (Cost $54,503)                                             53,782
          ===================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [30.4%]
      FHLB
         3.625%, 06/20/07                                3,905          3,860
         2.875%, 08/15/06                                  600            593
         2.750%, 03/14/08                                3,170          3,056
         2.500%, 12/15/05                                3,815          3,804
      FHLMC
         5.500%, 07/15/06                                  600            605
         3.865%, 04/04/06 (A)                            2,425          2,375
         2.875%, 12/15/06                                4,100          4,027
         2.375%, 02/15/07                                1,460          1,422
         1.875%, 02/15/06                                7,440          7,380
      FNMA
         4.375%, 10/15/06                                  670            670
         3.250%, 01/15/08                                2,685          2,616
         2.625%, 11/15/06                                1,025          1,005
         2.625%, 01/19/07                                1,105          1,081
         2.250%, 02/28/06                                1,910          1,897
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $34,671)                                             34,391
          ===================================================================

ASSET-BACKED SECURITIES [16.4%]
      Bank One Auto Securitization Trust,
         Ser 2003-1, Cl A4
         2.430%, 03/22/10                                  725            707
      BMW Vehicle Owner Trust,
         Ser 2005-A, Cl A3
         4.040%, 02/25/09                                1,385          1,376
      Capital Auto Receivables Asset Trust,
         Ser 2003-3, Cl A3A
         2.960%, 01/15/08                                  660            660
      Capital Auto Receivables Asset Trust,
         Ser 2004-2, Cl A3
         3.580%, 01/15/09                                1,310          1,310

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      Chase Manhattan Auto Owner Trust,
         Ser 2003-A, Cl A4
         2.060%, 12/15/09                         $      1,395    $     1,355
      Citibank Credit Card Issuance Trust,
         Ser 2004-A1, Cl A1
         2.550%, 01/20/09                                1,010            985
      Daimler Chrysler Auto Trust,
         Ser 2003-A, Cl A4
         2.880%, 10/08/09                                1,650          1,628
      Honda Auto Receivables Owner Trust,
         Ser 2002-4, Cl A4
         2.700%, 03/17/08                                  750            742
      Honda Auto Receivables Owner Trust,
         Ser 2003-3, Cl A4
         2.770%, 11/21/08                                  750            734
      Honda Auto Receivables Owner Trust,
         Ser 2004-3, Cl A4
         3.280%, 02/18/10                                  770            745
      Nissan Auto Receivables Owner Trust,
         Ser 2002-C, Cl A4
         3.330%, 01/15/08                                  777            776
      Nissan Auto Receivables Owner Trust,
         Ser 2003-B, Cl A4
         2.050%, 03/16/09                                  955            930
      Nissan Auto Receivables Owner Trust,
         Ser 2004-B, Cl A3
         3.350%, 05/15/08                                  885            876
      Nissan Auto Receivables Owner Trust,
         Ser 2005-A, Cl A4
         3.820%, 07/15/10                                  750            737
      Toyota Auto Receivables Owner Trust,
         Ser 2003-A, Cl A4
         2.200%, 03/15/10                                  765            755
      Toyota Auto Receivables Owner Trust,
         Ser 2003-B, Cl A4
         2.790%, 01/15/10                                  945            928
      USAA Auto Owner Trust,
         Ser 2003-1, Cl A4
         2.040%, 02/16/10                                  680            668
      USAA Auto Owner Trust,
         Ser 2004-2, Cl A3
         3.030%, 06/16/08                                1,615          1,597
      Wells Fargo Financial Auto Owner
         Trust, Ser 2005-A, Cl A3
         4.090%, 01/15/10                                  680            674
      -----------------------------------------------------------------------
          TOTAL ASSET-BACKED SECURITIES
            (Cost $18,431)                                             18,183
          ===================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
                                                  Amount (000)
Description                                            /Shares    Value (000)
-----------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES [4.8%]
      Bear Stearns Commercial Mortgage
         Securities, Ser 2001-TOP2, Cl A1
         6.080%, 02/15/35                         $      1,123    $     1,144
      GE Capital Commercial Mortgage,
         Ser 2004-C2, Cl A1
         3.111%, 03/10/40                                1,299          1,261
      GE Capital Commercial Mortgage,
         Ser 2005-C1, Cl A1
         4.012%, 06/10/48                                1,467          1,449
      GMAC Commercial Mortgage
         Securities, Ser 2004-C3, Cl A2
         3.950%, 12/10/41                                1,075          1,055
      Morgan Stanley Capital Investments,
         Ser 2005-T17, Cl A2
         4.110%, 12/13/41                                  955            942
      -----------------------------------------------------------------------
          TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $5,995)                                               5,851
          ===================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [0.0%]
      FNMA, Pool 541946
         7.500%, 07/01/30                                    1             --
      FNMA, Pool 584930
         7.500%, 05/01/31                                    2              2
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
            (Cost $2)                                                       2
          ===================================================================

CASH EQUIVALENTS [0.2%]
      Fidelity Institutional Domestic Money
         Market Portfolio, Cl I                         83,517             84
      Wachovia Bank                                     83,517             84
      -----------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
            (Cost $168)                                                   168
          ===================================================================

          TOTAL INVESTMENTS [99.3%]
            (Cost $113,770)                                           112,377
          ===================================================================

OTHER ASSETS AND LIABILITIES:
      Income Distribution Payable                                         (91)
      Investment Advisory Fees Payable                                    (36)
      Administration Fees Payable                                         (22)
      Distribution Fees Payable                                            (1)
      Other Assets and Liabilities, Net                                   976
      -----------------------------------------------------------------------
          OTHER ASSETS AND LIABILITIES [0.7%]                             826
          ===================================================================

      NET ASSETS -- 100.0%                                        $   113,203
      =======================================================================

Description                                                       Value (000)
-----------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital
            (unlimited authorization -- $0.01 par value)          $   115,510
      Accumulated net realized loss on investments                       (914)
      Net unrealized depreciation on investments                       (1,393)
      -----------------------------------------------------------------------
      NET ASSETS                                                  $   113,203
      =======================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($112,380,900 / 10,629,347 shares)                       $     10.57
      =======================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($821,972 / 77,693 shares)                               $     10.58
      =======================================================================

(A) Floating Rate Security-- The rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

CORPORATE BONDS [29.7%]
      AEROSPACE & DEFENSE [0.3%]
      BAE Systems Holdings (A)(B)
         4.050%, 08/15/08                         $         40    $        40
      Systems 2001 Asset Trust (A)
         6.664%, 09/15/13                                   62             67
      -----------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                           107
      =======================================================================

      AIRLINES [0.2%]
      Continental Airlines (A)
         6.800%, 07/02/07                                   82             76
      =======================================================================

      AUTOMOTIVE [1.6%]
      Auburn Hills Trust
         12.375%, 05/01/20                                  55             83
      DaimlerChrysler NA Holdings
         4.875%, 06/15/10                                   60             59
         4.026%, 03/07/07 (B)                               40             40
      DaimlerChrysler NA Holdings,
         Ser D, MTN
         4.314%, 09/10/07                                  180            180
      Ford Motor
         9.215%, 09/15/21                                  125            113
         4.870%, 03/21/07 (B)                               10             10
      Nissan Motor Acceptance (A)
         4.625%, 03/08/10                                   40             39
      -----------------------------------------------------------------------
      TOTAL AUTOMOTIVE                                                    524
      =======================================================================

      BANKS [3.9%]
      AmSouth Bancorporation
         6.750%, 11/01/25                                   75             85
      Banco Santander (A)(B)
         4.148%, 12/09/09                                   10             10
      Bank of America
         10.200%, 07/15/15                                 100            138
      Bank One
         10.000%, 08/15/10                                  89            108
      Bankers Trust
         7.250%, 10/15/11                                   46             52
      Capital One Bank
         4.250%, 12/01/08                                   50             49
      Dime Capital Trust, Ser A
         9.330%, 05/06/27                                   50             55
      Dresdner Bank - New York
         7.250%, 09/15/15                                  150            173
      HSBC Holding
         7.500%, 07/15/09                                  150            164
      Santander Central Hispano Issuances
         7.625%, 09/14/10                                  100            113
      Wachovia
         6.300%, 04/15/28 (B)                              150            156
         3.625%, 02/17/09                                  140            135
      -----------------------------------------------------------------------
      TOTAL BANKS                                                       1,238
      =======================================================================

      BUILDING & CONSTRUCTION [0.2%]
      Hanson Australia Funding
         5.250%, 03/15/13                                   75             75
      =======================================================================

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      CHEMICALS [0.1%]
      Dow Chemical
         5.750%, 12/15/08                         $         40    $        41
      =======================================================================

      COMMUNICATION & MEDIA [1.1%]
      Clear Channel Communications
         4.625%, 01/15/08                                   60             59
         4.250%, 05/15/09                                   20             19
      Cox Communications (A)(B)
         4.407%, 12/14/07                                   70             71
      TCI Communications
         7.875%, 08/01/13                                   75             87
      Turner Broadcasting System
         8.375%, 07/01/13                                  110            130
      -----------------------------------------------------------------------
      TOTAL COMMUNICATION & MEDIA                                         366
      =======================================================================

      DIVERSIFIED OPERATIONS [0.6%]
      Wharf International Finance
         7.625%, 03/13/07                                  175            182
      =======================================================================

      DRUGS [0.2%]
      Bristol-Myers Squibb
         5.750%, 10/01/11                                   50             52
      =======================================================================

      ENERGY [3.6%]
      Alabama Power (B)
         4.026%, 08/25/09                                   50             50
      Appalachian Power, Ser G
         3.600%, 05/15/08                                   50             49
      Cleveland Electric Illuminating
         5.650%, 12/15/13                                  110            113
      Dominion Resources
         5.700%, 09/17/12                                   50             51
      Exelon
         6.750%, 05/01/11                                   60             64
         5.625%, 06/15/35                                   75             69
      FirstEnergy, Ser B
         6.450%, 11/15/11                                   10             11
      Korea Electric Power
         7.750%, 04/01/13                                   95            111
         6.750%, 08/01/27                                   75             83
      Niagara Mohawk Power, Ser G
         7.750%, 10/01/08                                   50             54
      Pacific Gas & Electric
         6.050%, 03/01/34                                   25             26
         3.600%, 03/01/09                                   70             68
      Progress Energy
         7.100%, 03/01/11                                   70             76
      PSI Energy
         7.850%, 10/15/07                                  125            132
      Texas Utilities Holdings
         6.375%, 06/15/06                                   80             81
      TXU Energy (A)(B)
         4.360%, 01/17/06                                   50             50
      United Utilities
         6.450%, 04/01/08                                   70             73
      -----------------------------------------------------------------------
      TOTAL ENERGY                                                      1,161
      =======================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      FINANCIAL SERVICES [4.8%]
      American General Finance
         8.450%, 10/15/09                         $        100    $       112
      Amvescap
         5.900%, 01/15/07                                   50             51
      Associates NA, Ser A
         7.950%, 02/15/10                                   75             84
      Caterpillar Financial Services,
         Ser F, MTN
         3.450%, 01/15/09                                   50             48
      CIT Group
         3.375%, 04/01/09                                   75             72
      CIT Group, MTN (B)
         4.033%, 05/23/08                                   80             80
      Countrywide Financial (B)
         3.983%, 05/05/08                                   90             90
      Devon Financing
         6.875%, 09/30/11                                   80             88
      Ford Motor Credit (B)
         4.830%, 09/28/07                                  180            175
      General Electric Capital,
         Ser A, MTN
         6.000%, 06/15/12                                   75             80
      HSBC Finance
         5.000%, 06/30/15                                   75             74
      HSBC Finance, Ser 1, MTN (B)
         4.010%, 05/10/10                                   70             70
      International Lease Finance
         5.000%, 04/15/10                                  120            120
      International Lease Finance,
         Ser Q, MTN
         4.625%, 06/02/08                                   20             20
      National Rural Utilities
         3.875%, 02/15/08                                  150            148
      Nisource Finance
         7.875%, 11/15/10                                   75             84
      Residential Capital (A)(B)
         5.385%, 06/29/07                                   90             91
      SLM, MTN (B)
         3.660%, 04/01/09                                   50             49
      -----------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                          1,536
      =======================================================================

      FOOD, BEVERAGE & TOBACCO [0.5%]
      Kraft Foods
         5.625%, 11/01/11                                   40             41
      Pepsi Bottling Holdings (A)
         5.625%, 02/17/09                                   50             52
      Sara Lee
         6.250%, 09/15/11                                   20             21
         2.750%, 06/15/08                                   50             47
      -----------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                      161
      =======================================================================

      FORESTRY [0.2%]
      Weyerhaeuser
         6.750%, 03/15/12                                   50             54
         5.250%, 12/15/09                                   10             10
      -----------------------------------------------------------------------
      TOTAL FORESTRY                                                       64
      =======================================================================

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      INSURANCE [0.7%]
      Ace INA Holdings
         8.300%, 08/15/06                         $         60    $        62
      Protective Life
         4.300%, 06/01/13                                  100             95
      Wellpoint
         3.750%, 12/14/07                                   50             49
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                     206
      =======================================================================

      INVESTMENT BANKER/BROKER DEALER [2.6%]
      Bear Stearns, Ser B, MTN
         4.550%, 06/23/10                                   50             49
      Citigroup
         4.125%, 02/22/10                                   80             78
      Credit Suisse First Boston
         6.125%, 11/15/11                                   50             53
      Dryden Investor Trust (A)
         7.157%, 07/23/08                                   83             86
      Goldman Sachs Group
         5.150%, 01/15/14                                   75             75
         4.300%, 06/28/10                                  100            100
      JPMorgan Chase
         5.750%, 01/02/13                                   90             94
      JPMorgan Chase Capital XIII,
         Ser M (B)
         4.970%, 09/30/34                                   10             10
      Merrill Lynch, Ser C, MTN (B)
         3.953%, 02/05/10                                   70             70
      Morgan Stanley
         4.750%, 04/01/14                                   75             72
         3.879%, 01/15/10 (B)                              140            141
      -----------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                               828
      =======================================================================

      MANUFACTURING [0.8%]
      Tyco International Group
         6.375%, 10/15/11                                  185            197
         6.000%, 11/15/13                                   50             53
      -----------------------------------------------------------------------
      TOTAL MANUFACTURING                                                 250
      =======================================================================

      MULTI-MEDIA [1.0%]
      News America
         6.625%, 01/09/08                                   60             63
      Time Warner
         9.125%, 01/15/13                                   50             61
         6.875%, 05/01/12                                  100            109
      Viacom
         7.700%, 07/30/10                                   75             83
      -----------------------------------------------------------------------
      TOTAL MULTI-MEDIA                                                   316
      =======================================================================

      PAPER & PAPER PRODUCTS [0.1%]
      International Paper
         3.800%, 04/01/08                                   30             29
      =======================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      PETROLEUM & FUEL PRODUCTS [2.2%]
      Amerada Hess
         7.375%, 10/01/09                         $         50    $        54
      Anadarko Finance, Ser B
         6.750%, 05/01/11                                   80             87
      Conoco
         6.350%, 04/15/09                                   50             53
      Cooper Cameron
         2.650%, 04/15/07                                  100             97
      Kinder Morgan Energy Partners
         7.500%, 11/01/10                                   40             44
      Occidental Petroleum
         6.750%, 01/15/12                                   60             67
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                                   50             58
         7.375%, 12/15/14                                   20             22
         5.170%, 06/15/10 (A)(B)                           150            156
      Petrozuata Finance (A)
         8.220%, 04/01/17                                   30             29
      XTO Energy
         7.500%, 04/15/12                                   40             45
      -----------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                     712
      =======================================================================

      PHOTOGRAPHIC EQUIPMENT & SUPPLIES [0.2%]
      Eastman Kodak
         7.250%, 11/15/13                                   60             57
      =======================================================================

      REAL ESTATE INVESTMENT TRUSTS [0.3%]
      iStar Financial
         5.375%, 04/15/10                                   40             40
         4.151%, 03/03/08 (B)                               30             30
      iStar Financial, Ser B
         4.875%, 01/15/09                                   10             10
      -----------------------------------------------------------------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                  80
      =======================================================================

      RETAIL [0.2%]
      Target
         5.400%, 10/01/08                                   50             51
      =======================================================================

      TELEPHONES & TELECOMMUNICATIONS [3.4%]
      Alltel
         4.656%, 05/17/07                                   30             30
      British Telecommunications
         8.875%, 12/15/30                                  100            136
         8.375%, 12/15/10 (C)                               60             69
      Deutsche Telekom International Finance
         8.750%, 06/15/30                                   75             97
      France Telecom
         8.000%, 03/01/11                                   50             57
      New Cingular Wireless Services
         8.750%, 03/01/31                                   25             34
         8.125%, 05/01/12                                   85            100
      Royal KPN
         8.000%, 10/01/10                                   10             11
      SBC Communications
         4.125%, 09/15/09                                   30             29

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      Sprint Capital
         7.625%, 01/30/11                         $         75    $        84
         6.125%, 11/15/08                                   90             93
         4.780%, 08/17/06 (C)                              150            150
      Telecom Italia Capital (A)
         4.000%, 01/15/10                                  100             96
      Verizon Global Funding
         4.000%, 01/15/08                                  100             99
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             1,085
      =======================================================================

      TRANSPORTATION SERVICES [0.5%]
      FedEx
         9.650%, 06/15/12                                  125            157
      =======================================================================

      WASTE DISPOSAL [0.4%]
      Waste Management
         7.375%, 08/01/10                                   60             66
         6.875%, 05/15/09                                   60             64
      -----------------------------------------------------------------------
      TOTAL WASTE DISPOSAL                                                130
      =======================================================================

          TOTAL CORPORATE BONDS
            (Cost $9,353)                                               9,484
          ===================================================================

U.S. TREASURY OBLIGATIONS [17.5%]
      U.S. Treasury Bond
         9.875%, 11/15/15                                  225            325
         9.250%, 02/15/16                                  225            315
         6.250%, 08/15/23                                1,400          1,674
         5.375%, 02/15/31                                   50             56
      U.S. Treasury Inflation Index Bond
         2.375%, 01/15/25                                  415            443
      U.S. Treasury Inflation Index Note
         3.625%, 01/15/08                                  181            192
         2.000%, 01/15/14                                  211            216
         2.000%, 07/15/14                                   10             11
         0.875%, 04/15/10                                   41             40
      U.S. Treasury Note
         6.000%, 08/15/09                                   90             96
         5.750%, 08/15/10                                   95            101
         4.750%, 05/15/14                                   90             93
         4.250%, 08/15/13                                   35             35
         4.250%, 08/15/14                                   80             79
         4.250%, 08/15/15                                   60             60
         4.125%, 05/15/15                                  100             98
         4.000%, 04/15/10                                  560            555
         3.750%, 05/15/08                                  100             99
         3.625%, 01/15/10                                  130            127
         3.500%, 08/15/09                                  545            531
         3.500%, 02/15/10                                  280            272
         3.375%, 10/15/09                                   50             48
      U.S. Treasury Strip (D)
         4.740%, 11/15/27                                  300            108
      -----------------------------------------------------------------------
          TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $5,461)                                               5,574
          ===================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.5%]
      FHLMC REMIC, Ser 1, Cl Z
         9.300%, 04/15/19                         $         32    $        32
      FHLMC REMIC, Ser 2720, Cl JB
         5.000%, 12/15/16                                  150            150
      FHLMC REMIC, Ser R001, Cl AE
         4.375%, 04/15/15                                  138            136
      FHLMC, Pool 160098
         10.500%, 01/01/10                                   7              8
      FHLMC, Pool 1B2677
         4.104%, 01/01/35 (B)                               55             54
      FHLMC, Pool 1B2683
         4.089%, 01/01/35 (B)                               31             30
      FHLMC, Pool 1B2692
         4.488%, 12/01/34 (B)                               90             90
      FHLMC, Pool C006889F
         6.500%, 12/01/28                                   23             24
      FHLMC, Pool C00760
         6.500%, 05/01/29                                   36             37
      FHLMC, Pool C00785
         6.500%, 06/01/29                                  139            143
      FHLMC, Pool C20300
         6.500%, 01/01/29                                   27             28
      FHLMC, Pool E01251
         5.500%, 11/01/17                                  104            106
      FHLMC, Pool E01280
         5.000%, 12/01/17                                   84             84
      FHLMC, Ser 2141, Cl N
         5.550%, 11/15/27                                   66             67
      FHLMC, Ser 2277, Cl B
         7.500%, 01/15/31                                   38             38
      FHLMC, Ser 2531, Cl N
         4.000%, 07/15/27                                   33             33
      FHLMC, Ser 2533, Cl PC
         5.000%, 10/15/17                                  125            125
      FHLMC, Ser 2539, Cl QB
         5.000%, 09/15/15                                  175            176
      FHLMC, Ser 2544, Cl QB
         5.000%, 09/15/15                                  150            151
      FHLMC, Ser 2567, Cl OD
         5.000%, 08/15/15                                  125            125
      FHLMC, Ser 2804, Cl VC
         5.000%, 07/15/21                                  190            189
      FHLMC, Ser 2835, Cl VK
         5.500%, 11/15/12                                  134            135
      FNMA, Pool 251813
         6.500%, 07/01/28                                   22             23
      FNMA, Pool 251967
         6.500%, 09/01/28                                   27             28
      FNMA, Pool 252162
         6.500%, 12/01/28                                   24             25
      FNMA, Pool 252570
         6.500%, 07/01/29                                   51             53
      FNMA, Pool 252645
         6.500%, 08/01/29                                   22             23

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      FNMA, Pool 253183
         7.500%, 04/01/30                         $          4    $         4
      FNMA, Pool 253398
         8.000%, 08/01/30                                   18             19
      FNMA, Pool 254088
         5.500%, 12/01/16                                   91             92
      FNMA, Pool 254509
         5.000%, 10/01/17                                   93             93
      FNMA, Pool 254510
         5.000%, 11/01/17                                  110            110
      FNMA, Pool 254545
         5.000%, 12/01/17                                   71             71
      FNMA, Pool 254589
         5.500%, 01/01/23                                  181            182
      FNMA, Pool 254631
         5.000%, 02/01/18                                  143            143
      FNMA, Pool 254907
         5.000%, 10/01/18                                  241            240
      FNMA, Pool 254949
         5.000%, 11/01/33                                  117            114
      FNMA, Pool 254953
         5.000%, 11/01/18                                   85             85
      FNMA, Pool 303168
         9.500%, 02/01/25                                   13             14
      FNMA, Pool 585226
         6.500%, 05/01/31                                   16             17
      FNMA, Pool 735228
         5.500%, 02/01/35                                  134            134
      FNMA, Pool 835744
         5.000%, 10/01/35                                  600            587
      FNMA, Pool 827223 (B)
         4.799%, 04/01/35                                  278            278
      FNMA, Ser 1991, Cl 86
         6.500%, 07/25/21                                   81             84
      FNMA, Ser 1992, Cl 136
         6.000%, 08/25/22                                   64             66
      FNMA, Ser 1998, Cl 66
         6.000%, 12/25/28                                   31             31
      FNMA, Ser 2002, Cl 68
         4.750%, 12/25/14                                   15             15
      FNMA, Ser 2002, Cl 70
         5.000%, 04/25/15                                   73             73
      FNMA, Ser 2002, Cl 95
         5.000%, 07/25/26                                  131            131
      FNMA, Ser 2003, Cl 16
         5.000%, 10/25/15                                  150            150
      FNMA, Ser 2003, Cl 18
         5.000%, 03/25/16                                  150            150
      FNMA, Ser 2003, Cl 31
         4.500%, 12/25/28                                  175            175
      FNMA, Ser 2003, Cl 44
         3.750%, 05/25/33                                   34             33
      GNMA, Pool 2714
         6.500%, 02/20/29                                   68             70
      GNMA, Pool 479168
         8.000%, 02/15/30                                   48             51

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      GNMA, Pool 780315
         9.500%, 12/15/17                         $         27    $        29
      GNMA, Pool 780678
         6.500%, 11/15/27                                   66             69
      GNMA, Ser 2004, Cl 78
         4.658%, 04/16/29                                  150            147
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
            (Cost $5,649)                                               5,570
          ===================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [15.1%]
      FAMC, MTN
         4.250%, 07/29/08                                   20             20
      FFCB
         4.875%, 04/04/12                                  200            204
         3.467%, 10/07/05 (D)                              500            500
      FHLB
         4.125%, 04/18/08                                   60             60
         3.549%, 10/07/05 (D)                              500            500
         3.530%, 10/11/05 (D)                              500            499
      FHLMC
         6.625%, 09/15/09                                  350            377
         5.000%, 07/15/14                                  110            113
         4.250%, 02/28/07                                  120            120
         3.540%, 10/11/05 (D)                              500            499
      FNMA
         7.250%, 01/15/10                                  900            994
         3.520%, 10/05/05 (D)                              500            500
         3.000%, 04/26/19                                   70             69
         2.800%, 03/01/19                                  160            159
      Tennessee Valley Authority
         5.880%, 04/01/36                                   10             11
      Tennessee Valley Authority, Ser A
         6.790%, 05/23/12                                   80             90
         5.625%, 01/18/11                                   10             10
      Tennessee Valley Authority, Ser E
         6.250%, 12/15/17                                   80             91
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $4,829)                                               4,816
          ===================================================================

MORTGAGE-BACKED SECURITIES [8.2%]
      Asset Securitization,
         Ser 1996-D2, Cl A1
         6.920%, 02/14/29                                  116            117
      Banc of America Alternative Loan Trust,
         Ser 2005-4, Cl CB11
         5.500%, 05/25/35                                  189            190
      Banc of America Alternative Loan Trust,
         Ser 2005-6, Cl 7A1
         5.500%, 07/25/20                                  145            146
      Banc of America Funding,
         Ser 2005-B, Cl 2A1 (B)
         5.146%, 04/20/35                                   89             89

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      Bear Stearns Alternative Asset Trust,
         Ser 2005-2, Cl 2A4 (B)
         4.848%, 04/25/35                         $        162    $       161
      Bear Stearns Asset Backed Securities,
         Ser 2003-AC1, Cl A1 (C)
         4.103%, 05/25/33                                   33             33
      Chase Mortgage Finance,
         Ser 2003-S13, Cl A11
         5.500%, 11/25/33                                  130            131
      Commercial Mortgage Acceptance,
         Ser 1997-ML1, Cl A4
         6.735%, 12/15/30                                   81             83
      Countrywide Home Loans,
         Ser 2004-20, Cl 2A1 (B)
         5.007%, 09/25/34                                   66             67
      DaimlerChrysler Master Owner Trust,
         Ser 2004-A, Cl A
         3.793%, 01/15/09                                  275            275
      Deutsche Mortage Securities,
         Ser 2004-4, Cl 1A3
         4.940%, 04/25/34                                  150            150
      Deutsche Mortgage & Asset Receiving,
         Ser 1998-C1, Cl A2
         6.538%, 06/15/31                                   79             81
      GE Capital Commercial Mortgage,
         Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                  150            151
      GMAC Commercial Mortgage Securities,
         Ser 1997-C1, Cl A3 (B)
         6.869%, 07/15/29                                   69             71
      GMAC Commercial Mortgage Securities,
         Ser 2003-C1, Cl A2
         4.079%, 05/10/36                                  125            119
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-GH1, Cl A6
         4.810%, 07/25/35                                  150            149
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-J4, Cl A2
         5.500%, 08/25/14                                  137            138
      MLCC Mortgage Investors,
         Ser 2005-1, Cl 2A2 (B)
         4.981%, 04/01/35                                   96             96
      Nomura Asset Securities,
         Ser 1996-MD5, Cl A1B
         7.120%, 04/13/39                                  170            172
      Residential Accredit Loans,
         Ser 2004-QS5, Cl A5
         4.750%, 04/25/34                                   83             82
      Residential Accredit Loans,
         Ser 2004-QS6, Cl A1
         5.000%, 05/25/19                                  121            120
      -----------------------------------------------------------------------
          TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $2,643)                                               2,621
          ===================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES [7.4%]
      Ace Securities, Ser 2004-SD1, Cl A1 (B)
         4.320%, 11/25/33                         $         74    $        74
      Ameriquest Mortgage Securities,
         Ser 2002-5, Cl AV3 (B)
         4.300%, 02/25/33                                    2              2
      Ameriquest Mortgage Securities,
         Ser 2003-AR3, Cl A2 (B)
         4.200%, 10/25/33                                   25             25
      Chase Credit Card Master Trust,
         Ser 2003-6, Cl A (B)
         3.878%, 02/15/11                                  300            301
      CitiFinancial Mortgage Securities,
         Ser 2004-1, Cl AF2 (C)
         2.645%, 04/25/34                                  150            144
      Cityscape Home Equity Loan Trust,
         Ser 1997-C, Cl A4
         7.000%, 07/25/28                                   22             21
      Contimortgage Home Equity Loan Trust,
         Ser 1997-2, Cl A9
         7.090%, 04/15/28                                   28             28
      Fairbanks Capital Mortgage,
         Ser 1991-1, Cl A (C)
         4.430%, 05/25/28                                   63             63
      Green Tree Financial, Ser 1997-7, Cl A6
         6.760%, 07/15/29                                  175            182
      Green Tree Home Improvement Loan Trust,
         Ser 1996-D, Cl HEM2
         8.300%, 09/15/27                                  135            135
      GSAA Home Equity Trust,
         Ser 2005-1, Cl AF2
         4.316%, 11/25/34                                  150            147
      IMC Home Equity Loan Trust,
         Ser 1997-5, Cl A10
         6.880%, 11/20/28                                   54             54
      New Century Home Equity Loan Trust,
         Ser 2003-5, Cl AI3
         3.560%, 11/25/33                                  126            125
      Renaissance Home Equity Loan Trust,
         Ser 2005-3, Cl AF2 (C)
         4.723%, 10/25/35                                  150            149
      Residential Asset Mortgage Products,
         Ser 2003-RS7, Cl AI3
         3.680%, 09/25/27                                   65             65
      Residential Asset Securities,
         Ser 2002-RS3, Cl AI5
         5.572%, 06/25/32                                  128            128
      Residential Asset Securities,
         Ser 2003-KS11, Cl AI3
         3.320%, 02/25/29                                  150            149
      Residential Asset Securities,
         Ser 2003-KS5, Cl AI6
         3.620%, 07/25/33                                  200            195
      Residential Asset Securities,
         Ser 2004-KS2, Cl AI3
         3.020%, 05/25/29                                  125            123

                                                          Face
                                                  Amount (000)
Description                                            /Shares    Value (000)
-----------------------------------------------------------------------------

      Residential Asset Securities,
         Ser 2004-KS5, Cl AI3
         4.030%, 04/25/30                         $        150    $       149
      Residential Funding Mortgage Securities,
         Ser 2003-HS3, Cl A2B (B)
         4.120%, 08/25/33                                   31             31
      UCFC Home Equity Loan,
         Ser 1998-C, Cl A7
         5.935%, 01/15/30                                   81             81
      -----------------------------------------------------------------------
          TOTAL ASSET-BACKED SECURITIES
            (Cost $2,372)                                               2,371
          ===================================================================

FOREIGN GOVERNMENT BONDS [1.1%]
      National Bank of Hungary
         8.875%, 11/01/13                                   75             96
      Republic of Italy
         4.375%, 10/25/06                                   40             40
      Russia Federation (C)
         5.000%, 03/31/30                                  120            138
      United Mexican States
         9.875%, 02/01/10                                   50             59
      -----------------------------------------------------------------------
          TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $290)                                                   333
          ===================================================================

MUNICIPAL BOND [0.1%]
      LOUISIANA [0.1%]
      Louisiana State, Tobacco Settlement Financing
         Authority, Ser 2001A
         6.360%, 05/15/25                                   43             44
      =======================================================================
          TOTAL MUNICIPAL BOND
            (Cost $44)                                                     44
          ===================================================================

CASH EQUIVALENTS [4.6%]
      Fidelity Institutional Domestic Money
         Market Portfolio, Cl I                        737,243            737
      Wachovia Bank                                    737,243            737
      -----------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
            (Cost $1,474)                                               1,474
          ===================================================================
            TOTAL INVESTMENTS [101.2%]
               (Cost $32,115)                                          32,287
          ===================================================================

OTHER ASSETS AND LIABILITIES:
      Payable for Investment Securities Purchased                        (592)
      Income Distribution Payable                                         (51)
      Investment Advisory Fees Payable                                    (20)
      Administration Fees Payable                                          (8)
      Other Assets and Liabilities, Net                                   282
      -----------------------------------------------------------------------

          OTHER ASSETS AND LIABILITIES [-1.2%]                           (389)
          ===================================================================

      NET ASSETS -- 100.0%                                        $    31,898
      =======================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                                       Value (000)
-----------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital
            (unlimited authorization -- $0.01 par value)          $    31,629
      Accumulated net realized gain on investments                         97
      Net unrealized appreciation on investments                          172
      -----------------------------------------------------------------------
      NET ASSETS                                                  $    31,898
      =======================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($31,764,210 / 3,068,141 shares)                         $     10.35
      =======================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($133,580 / 12,898 shares)                               $     10.36
      =======================================================================

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." Security considered liquid. On September 30, 2005, the value of these securities amounted to $863(000), representing 2.7% of the net assets of the Fund.

(B) Floating Rate Security -- The rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005.

(C) Step Bond -- The rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2005. The coupon on a step bond changes on a specific date.

(D) Discount Note -- The rate reflected on the Statement of Net Assets is the effective yield at time of purchase.

Cl -- Class
FAMC -- Federal Agricultural Mortgage Corporation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

STRIP -- Separately Traded Registered Interest and Principal Security

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

COMMON STOCK [63.6%]
      ADVERTISING [1.1%]
      WPP Group, ADR                                     4,100    $       210
      =======================================================================

      AEROSPACE & DEFENSE [0.2%]
      Lockheed Martin                                      300             18
      United Technologies                                  200             11
      -----------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                            29
      =======================================================================

      ALUMINUM [0.7%]
      Alcoa                                              5,100            124
      =======================================================================

      APPAREL/TEXTILES [0.8%]
      Jones Apparel Group                                5,100            145
      =======================================================================

      AUTOMOTIVE [0.2%]
      Autozone *                                           200             17
      Ford Motor                                           600              6
      General Motors                                       200              6
      -----------------------------------------------------------------------
      TOTAL AUTOMOTIVE                                                     29
      =======================================================================

      BANKS [3.8%]
      Amsouth Bancorporation                               100              3
      Bank of America                                    7,200            303
      JPMorgan Chase                                       100              3
      Keycorp                                              100              3
      Marshall & Ilsley                                    100              4
      PNC Financial Services Group                         100              6
      SunTrust Banks                                       500             35
      US Bancorp                                         7,300            205
      Wachovia                                           1,300             62
      Wells Fargo                                        1,100             64
      -----------------------------------------------------------------------
      TOTAL BANKS                                                         688
      =======================================================================

      BIOTECHNOLOGY [0.4%]
      Amgen *                                              900             72
      =======================================================================

      BUILDING & CONSTRUCTION [0.1%]
      KB Home                                              200             15
      =======================================================================

      BUSINESS SERVICES [2.3%]
      Cendant                                            1,700             35
      Deluxe                                               300             12
      Equifax                                              500             18
      First Data                                         8,400            336
      NCR *                                                600             19
      Xerox *                                              500              7
      -----------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                             427
      =======================================================================

      CHEMICALS [0.1%]
      Eastman Chemical                                     300             14
      EI du Pont de Nemours                                200              8
      -----------------------------------------------------------------------
      TOTAL CHEMICALS                                                      22
      =======================================================================

Description                                          Shares       Value (000)
-----------------------------------------------------------------------------

      COMMUNICATION & MEDIA [1.9%]
      Clear Channel Communications                         900    $        29
      Comcast *                                          1,900             56
      DIRECTV Group *                                   14,000            210
      Time Warner *                                      3,300             60
      -----------------------------------------------------------------------
      TOTAL COMMUNICATION & MEDIA                                         355
      =======================================================================

      COMMUNICATIONS EQUIPMENT [0.5%]
      Cisco Systems *                                      100              2
      Motorola                                           2,500             55
      Qualcomm                                             800             36
      -----------------------------------------------------------------------
      TOTAL COMMUNICATIONS EQUIPMENT                                       93
      =======================================================================

      COMPUTER SYSTEM DESIGN & SERVICES [1.2%]
      Autodesk                                             200              9
      Cadence Design Systems *                          12,100            196
      Computer Sciences *                                  400             19
      -----------------------------------------------------------------------
      TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                            224
      =======================================================================

      COMPUTERS [0.8%]
      Apple Computer *                                   1,000             54
      Dell *                                               300             10
      Hewlett-Packard                                    2,300             67
      IBM                                                  100              8
      -----------------------------------------------------------------------
      TOTAL COMPUTERS                                                     139
      =======================================================================

      CONSUMER PRODUCTS & SERVICES [1.7%]
      Black & Decker                                       200             16
      Clorox                                               100              6
      Kimberly-Clark                                       700             42
      Mattel                                             9,100            152
      Procter & Gamble                                   1,400             83
      Whirlpool                                            200             15
      -----------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                  314
      =======================================================================

      DIVERSIFIED MANUFACTURING [0.6%]
      Danaher                                              500             27
      General Electric                                   2,300             78
      Parker Hannifin                                      100              6
      -----------------------------------------------------------------------
      TOTAL DIVERSIFIED MANUFACTURING                                     111
      =======================================================================

      DRUGS [4.9%]
      Abbott Laboratories                                1,300             55
      GlaxoSmithKline PLC ADR                            3,600            185
      Johnson & Johnson                                  1,492             94
      King Pharmaceuticals *                             1,000             15
      Pfizer                                            10,820            270
      Watson Pharmaceuticals *                             400             15
      Wyeth                                              5,500            255
      -----------------------------------------------------------------------
      TOTAL DRUGS                                                         889
      =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      ENERGY [0.9%]
      American Electric Power                              600    $        24
      CMS Energy *                                         900             15
      Duke Energy                                        1,500             44
      Edison International                                 200              9
      Entergy                                              300             22
      Exelon                                               900             48
      -----------------------------------------------------------------------
      TOTAL ENERGY                                                        162
      =======================================================================

      ENGINEERING SERVICES [0.2%]
      Jacobs Engineering Group *                           650             44
      =======================================================================

      ENTERTAINMENT [1.1%]
      Brunswick                                            400             15
      Carnival                                           3,800            190
      -----------------------------------------------------------------------
      TOTAL ENTERTAINMENT                                                 205
      =======================================================================

      FINANCIAL SERVICES [1.3%]
      American Express                                   1,000             57
      Capital One Financial                                500             40
      CIT Group                                            400             18
      Citigroup                                          1,666             76
      Countrywide Financial                              1,100             36
      Providian Financial *                                900             16
      -----------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                            243
      =======================================================================

      FOOD, BEVERAGE & TOBACCO [1.9%]
      Archer-Daniels-Midland                             1,100             27
      Coca-Cola                                            100              4
      Coca-Cola Enterprises                                800             15
      Constellation Brands, Cl A *                         300              8
      General Mills                                        600             29
      Pepsi Bottling Group                                 600             17
      Supervalu                                            700             22
      Tyson Foods, Cl A                                 12,000            217
      -----------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                      339
      =======================================================================

      HEALTHCARE PRODUCTS & SERVICES [3.5%]
      AmerisourceBergen                                    300             23
      Cardinal Health                                      700             44
      Cigna                                              1,900            224
      HCA                                                3,600            173
      Humana *                                           2,700            129
      UnitedHealth Group                                 1,000             56
      -----------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                                649
      =======================================================================

      INSURANCE [8.5%]
      ACE, ADR                                           5,500            259
      Aetna                                                500             43
      Allstate                                           3,200            177
      American International Group                         212             13
      Assured Guaranty                                   8,100            194
      Chubb                                                300             27
      Conseco *                                          8,400            177
      Hartford Financial Services Group                    300             23
      ING Groep, ADR                                     5,800            173

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      MBIA                                               3,700    $       224
      Metlife                                            1,000             50
      St Paul Travelers                                  4,300            193
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                   1,553
      =======================================================================

      INVESTMENT BANKER/BROKER DEALER [1.8%]
      E*trade Financial *                                1,000             18
      Goldman Sachs Group                                  400             49
      Lehman Brothers Holdings                             400             46
      Morgan Stanley                                     4,100            221
      -----------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                               334
      =======================================================================

      MACHINERY [1.8%]
      Cummins                                              200             18
      Deere                                                100              6
      Eaton                                              2,300            146
      Illinois Tool Works                                2,000            165
      -----------------------------------------------------------------------
      TOTAL MACHINERY                                                     335
      =======================================================================

      MEDICAL PRODUCTS & SERVICES [0.7%]
      Bard (C.R.)                                          100              7
      Becton Dickinson                                     400             21
      Boston Scientific *                                4,300            100
      -----------------------------------------------------------------------
      TOTAL MEDICAL PRODUCTS & SERVICES                                   128
      =======================================================================

      METALS & MINING [0.3%]
      Newmont Mining                                       700             33
      Phelps Dodge                                         200             26
      -----------------------------------------------------------------------
      TOTAL METALS & MINING                                                59
      =======================================================================

      MULTI-MEDIA [1.3%]
      News                                              14,800            231
      =======================================================================

      PAPER & PAPER PRODUCTS [0.1%]
      Louisiana-Pacific                                    700             19
      =======================================================================

      PETROLEUM & FUEL PRODUCTS [4.3%]
      Ashland                                              300             17
      ChevronTexaco                                      6,000            388
      ConocoPhillips                                     1,000             70
      Devon Energy                                         800             55
      Exxon Mobil                                        1,448             92
      Kerr-McGee                                           100             10
      Marathon Oil                                         500             34
      Nabors Industries *                                  200             14
      Occidental Petroleum                                 600             51
      Sunoco                                               200             16
      Valero Energy                                        400             45
      -----------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                     792
      =======================================================================

      PETROLEUM SERVICES [4.3%]
      BJ Services                                        8,600            309
      GlobalSantaFe                                      3,700            169
      Halliburton                                        4,600            315
      -----------------------------------------------------------------------
      TOTAL PETROLEUM SERVICES                                            793
      =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      PREPACKAGING SOFTWARE [2.4%]
      Microsoft                                         15,000    $       386
      Oracle *                                           4,200             52
      -----------------------------------------------------------------------
      TOTAL PREPACKAGING SOFTWARE                                         438
      =======================================================================

      REAL ESTATE INVESTMENT TRUSTS [0.2%]
      Prologis Trust                                       400             18
      Vornado Realty Trust                                 200             17
      -----------------------------------------------------------------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                  35
      =======================================================================

      RETAIL [4.4%]
      CVS                                                4,400            128
      Darden Restaurants                                   500             15
      Federated Department Stores                          400             27
      Home Depot                                         8,000            305
      Limited Brands                                     9,400            192
      Nordstrom                                            100              3
      Sears Holdings *                                     200             25
      Target                                             2,200            114
      -----------------------------------------------------------------------
      TOTAL RETAIL                                                        809
      =======================================================================

      RUBBER & PLASTIC [0.1%]
      Goodyear Tire & Rubber *                           1,200             19
      =======================================================================

      SEMI-CONDUCTORS [2.2%]
      Applied Materials                                 12,600            214
      Intel                                              3,400             84
      National Semiconductor                               500             13
      Taiwan Semiconductor
         Manufacturing, ADR                              5,000             41
      Texas Instruments                                  1,700             57
      -----------------------------------------------------------------------
      TOTAL SEMI-CONDUCTORS                                               409
      =======================================================================

      STEEL & STEEL WORKS [0.2%]
      Nucor                                                300             18
      United States Steel                                  400             17
      -----------------------------------------------------------------------
      TOTAL STEEL & STEEL WORKS                                            35
      =======================================================================

      TELEPHONES & TELECOMMUNICATIONS [0.5%]
      Alltel                                               600             39
      CenturyTel                                           500             18
      Lucent Technologies *                              7,100             23
      Sprint Nextel                                        800             19
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                99
      =======================================================================

      TRANSPORTATION SERVICES [0.1%]
      Norfolk Southern                                     600             24
      =======================================================================

      TRUCKING [0.1%]
      Navistar International *                             400             13
      =======================================================================

      WASTE DISPOSAL [0.1%]
      Waste Management                                     500             14
      =======================================================================

          TOTAL COMMON STOCK
            (Cost $10,141)                                             11,667
          ===================================================================

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [9.6%]
      FHLMC Gold, Pool C00632
         7.000%, 07/01/28                         $         23    $        24
      FHLMC Gold, Pool C90691
         5.500%, 07/01/23                                   67             67
      FHLMC Gold, Pool E01140
         6.000%, 05/01/17                                   27             27
      FHLMC REMIC, Ser 2673, Cl NC
         5.500%, 05/15/21                                   75             77
      FHLMC REMIC, Ser R001, Cl AE
         4.375%, 04/15/15                                   92             91
      FHLMC, Pool C00760
         6.500%, 05/01/29                                   26             27
      FHLMC, Pool C00785
         6.500%, 06/01/29                                   27             28
      FHLMC, Ser 2531, Cl N
         4.000%, 07/15/27                                   22             22
      FHLMC, Ser 2533, Cl PC
         5.000%, 10/15/17                                   75             75
      FHLMC, Ser 2539, Cl QB
         5.000%, 09/15/15                                  100            100
      FHLMC, Ser 2567, Cl OD
         5.000%, 08/15/15                                   50             50
      FHLMC, Ser 2578 PD
         5.000%, 08/15/14                                   50             50
      FHLMC, Ser 2808 AD
         5.000%, 12/15/14                                   14             15
      FNMA, Pool 251813
         6.500%, 07/01/28                                   15             16
      FNMA, Pool 252255
         6.500%, 02/01/29                                   32             33
      FNMA, Pool 254088
         5.500%, 12/01/16                                   61             61
      FNMA, Pool 254509
         5.000%, 10/01/17                                   73             72
      FNMA, Pool 254510
         5.000%, 11/01/17                                   44             44
      FNMA, Pool 254545
         5.000%, 12/01/17                                   47             47
      FNMA, Pool 254631
         5.000%, 02/01/18                                   78             78
      FNMA, Pool 254908
         5.000%, 09/01/23                                   56             56
      FNMA, Pool 735228
         5.500%, 02/01/35                                   67             67
      FNMA, Pool 790108
         6.000%, 08/01/34                                   84             86
      FNMA, Ser 2002, Cl 70
         5.000%, 04/25/15                                   16             16
      FNMA, Ser 2002, Cl 95
         5.000%, 07/25/26                                   44             44
      FNMA, Ser 2003, Cl 16
         5.000%, 10/25/15                                   50             50
      FNMA, Ser 2003, Cl 18
         5.000%, 03/25/16                                  125            125

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      FNMA, Ser 2003, Cl 31
         4.500%, 12/25/28                         $        100    $       100
      FNMA, Ser 2003, Cl 44
         3.750%, 05/25/33                                   14             13
      GNMA, Pool 2563
         6.500%, 03/20/28                                   30             31
      GNMA, Pool 2714
         6.500%, 02/20/29                                   34             35
      GNMA, Pool 559847
         6.000%, 01/15/32                                   48             49
      GNMA, Pool 582210
         6.000%, 01/15/32                                   17             18
      GNMA, Pool 780615
         6.500%, 08/15/27                                   39             41
      GNMA, Pool 780678
         6.500%, 11/15/27                                   35             37
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
            (Cost $1,798)                                               1,772
          ===================================================================

CORPORATE BONDS [9.1%]
      BANKS [2.8%]
      AmSouth Bancorporation
         6.750%, 11/01/25                                   50             57
      Bank of Oklahoma
         7.125%, 08/15/07                                   50             52
      Bank United, Ser A MTN
         8.000%, 03/15/09                                   50             55
      Bankers Trust
         7.500%, 11/15/15                                   25             29
      Compass Bank
         8.100%, 08/15/09                                   50             56
      Dresdner Bank - New York
         7.250%, 09/15/15                                   50             58
      First Maryland Bancorporation
         7.200%, 07/01/07                                   50             52
      PNC Funding
         7.500%, 11/01/09                                   50             55
      Standard Federal Bancorp MTN
         7.750%, 07/17/06                                   50             51
      Wachovia Bank
         7.800%, 09/15/06                                   50             52
      -----------------------------------------------------------------------
      TOTAL BANKS                                                         517
      =======================================================================

      BUILDING & CONSTRUCTION [0.3%]
      Hanson Australia Funding
         5.250%, 03/15/13                                   50             50
      =======================================================================

      CONTAINERS & PACKAGING [0.3%]
      Pactiv
         7.950%, 12/15/25                                   50             59
      =======================================================================

      ENERGY [1.4%]
      Dominion Resources
         6.250%, 06/30/12                                   50             53
      Exelon Generation
         6.950%, 06/15/11                                   50             54

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      Hydro-Quebec
         11.750%, 02/01/12                        $         50    $        69
      Pacific Gas & Electric
         6.050%, 03/01/34                                   25             26
      PSI Energy
         7.850%, 10/15/07                                   50             53
      -----------------------------------------------------------------------
      TOTAL ENERGY                                                        255
      =======================================================================

      FINANCIAL SERVICES [1.2%]
      Amvescap
         5.900%, 01/15/07                                   25             25
      CIT Group
         3.375%, 04/01/09                                   25             24
      Countrywide Home Loan
         4.125%, 09/15/09                                   25             24
      FPL Group Capital
         7.625%, 09/15/06                                   50             52
      Household Finance
         8.000%, 07/15/10                                   40             45
      National Rural Utilities Cooperative
         5.750%, 08/28/09                                   50             52
      -----------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                            222
      =======================================================================

      FOOD, BEVERAGE & TOBACCO [0.1%]
      Quaker Oats
         9.250%, 11/27/07                                   25             27
      =======================================================================

      GAS/NATURAL GAS [0.3%]
      Oneok
         7.750%, 08/15/06                                   50             51
      =======================================================================

      INSURANCE [0.6%]
      MetLife
         6.500%, 12/15/32                                   50             55
      Protective Life
         4.300%, 06/01/13                                   50             48
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                     103
      =======================================================================

      INVESTMENT BANKER/BROKER DEALER [0.1%]
      Lehman Brothers Holdings
         8.500%, 05/01/07                                   25             27
      =======================================================================

      MANUFACTURING [0.1%]
      Tyco International Group
         6.375%, 10/15/11                                   25             27
      =======================================================================

      MULTI-MEDIA [0.3%]
      Time Warner
         9.125%, 01/15/13                                   25             30
      Viacom
         7.700%, 07/30/10                                   25             28
      -----------------------------------------------------------------------
      TOTAL MULTI-MEDIA                                                    58
      =======================================================================

      PAPER & PAPER PRODUCTS [0.4%]
      Westvaco
         9.750%, 06/15/20                                   50             70
      =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      PETROLEUM & FUEL PRODUCTS [0.2%]
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                         $         25    $        29
      =======================================================================
      RAILROADS [0.3%]
      Union Pacific
         8.660%, 07/02/11                                   48             52
      =======================================================================
      TELEPHONES & TELECOMMUNICATIONS [0.4%]
      Deutsche Telekom International Finance
         8.750%, 06/15/30                                   25             32
      New Cingular Wireless Services
         8.750%, 03/01/31                                   25             34
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                                66
      =======================================================================
      TRANSPORTATION SERVICES [0.3%]
      FedEx
         9.650%, 06/15/12                                   50             63
      =======================================================================
          TOTAL CORPORATE BONDS
            (Cost $1,631)                                               1,676
          ===================================================================

U.S. TREASURY OBLIGATIONS [5.7%]
      U. S. Treasury Bond
         9.250%, 02/15/16                                  265            371
         6.250%, 08/15/23                                  525            628
      U. S. Treasury Note
         3.500%, 12/15/09                                   50             48
      -----------------------------------------------------------------------
          TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $1,013)                                               1,047
          ===================================================================

MORTGAGE-BACKED SECURITIES [4.5%]
      Banc of America Alternative Loan Trust,
         Ser 2005-6, Cl 7A1
         5.500%, 07/25/20                                   48             49
      Banc One Home Equity Trust,
         Ser 1999-1, Cl A4
         6.470%, 05/25/26                                   39             39
      Chase Mortgage Finance,
         Ser 2003-S14, Cl 3A6
         5.500%, 01/25/34                                   63             64
      Citicorp Mortgage Securities,
         Ser 2003-11, Cl 2A8
         5.500%, 12/25/33                                   66             67
      Citicorp Mortgage Securities,
         Ser 2004-4, Cl A5
         5.500%, 05/25/15                                   91             90
      GE Capital Commercial Mortgage,
         Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                  100            101
      GMAC Commercial Mortage Securities,
         Ser 2003-C1, Cl A2
         4.079%, 05/10/36                                   50             47

                                                          Face
Description                                       Amount (000)    Value (000)
-----------------------------------------------------------------------------

      GMAC Mortgage Corporation Loan Trust,
         Ser 2004, Cl HE5
         4.388%, 09/25/34                         $         75    $        73
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-GH1, Cl A6
         4.810%, 07/25/35                                   75             75
      GMAC Mortgage Corporation Loan Trust,
         Ser 2004-J4, Cl A2
         5.500%, 08/25/14                                   69             69
      Residential Accredit Loans,
         Ser 2004-QS5, Cl A5
         4.750%, 04/25/34                                   41             41
      Residential Accredit Loans,
         Ser 2004-QS6, Cl A1
         5.000%, 05/25/19                                   40             40
      Residential Funding Mortgage Securities,
         Ser 2003-S11, Cl A2
         4.000%, 06/25/18                                   75             71
      -----------------------------------------------------------------------
          TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $842)                                                   826
          ===================================================================

ASSET-BACKED SECURITIES [2.7%]
      Residential Asset Securities,
         Ser 2002-RS3, Cl AI5
         5.572%, 06/25/32                                  147            148
      Residential Asset Securities,
         Ser 2003-KS10, Cl AI3
         3.250%, 05/25/29                                  100             99
      Residential Asset Securities,
         Ser 2003-KS11, Cl AI3
         3.320%, 02/25/29                                   75             74
      Residential Asset Securities,
         Ser 2003-RS11, Cl AI3
         3.564%, 08/25/28                                   44             44
      Residential Asset Securities,
         Ser 2004-KS5, Cl AI3
         4.030%, 04/25/30                                   50             50
      Residential Asset Securities,
         Ser 2004-RS1, Cl AI3
         3.411%, 06/25/28                                   35             34
      Residential Asset Securities,
         Ser 2004-RS3, Cl AI2
         3.052%, 06/25/29                                   41             41
      -----------------------------------------------------------------------
          TOTAL ASSET-BACKED SECURITIES
            (Cost $495)                                                   490
          ===================================================================

U.S. GOVERNMENT AGENCY OBLIGATION [1.6%]
      FNMA
         7.250%, 01/15/10                                  275            304
      -----------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
            (Cost $312)                                                   304
          ===================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

                                                          Face
                                                  Amount (000)
Description                                            /Shares    Value (000)
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT BOND [0.2%]
      United Mexican States
         9.875%, 02/01/10                         $         25    $        30
      -----------------------------------------------------------------------
          TOTAL FOREIGN GOVERNMENT BOND
            (Cost $29)                                                     30
          ===================================================================

MUNICIPAL BOND [0.2%]
      LOUISIANA [0.2%]
      Louisiana State, Tobacco Settlement
         Financing Authority, Ser 2001A
         6.360%, 05/15/25                                   29             29
      -----------------------------------------------------------------------
          TOTAL MUNICIPAL BOND
            (Cost $29)                                                     29
          ===================================================================

CASH EQUIVALENTS [2.5%]
      Fidelity Institutional Domestic Money
         Market Portfolio, Cl I                        233,989            234
      Wachovia Bank                                    227,334            227
      -----------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
            (Cost $461)                                                   461
          ===================================================================

          TOTAL INVESTMENTS [99.7%]
            (Cost $16,751)                                             18,302
          ===================================================================

OTHER ASSETS AND LIABILITIES:
      Investment Advisory Fees Payable                                    (11)
      Administration Fees Payable                                          (6)
      Other Assets and Liabilities, Net                                    67
      -----------------------------------------------------------------------
          OTHER ASSETS AND LIABILITIES [0.3%]                              50
          ===================================================================

      NET ASSETS -- 100.0%                                        $    18,352
      =======================================================================

Description                                                       Value (000)
-----------------------------------------------------------------------------

NET ASSETS:
      Paid-in-Capital
          (unlimited authorization -- $0.01 par value)            $    15,806
      Undistributed net investment income                                  11
      Accumulated net realized gain on investments                        984
      Net unrealized appreciation on investments                        1,551
      -----------------------------------------------------------------------
      NET ASSETS                                                  $    18,352
      =======================================================================
      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($18,351,744 / 1,880,506 shares)                         $      9.76
      =======================================================================

*  Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

COMMON STOCK [98.8%]
      ADVERTISING [1.3%]
      WPP Group, ADR                                    23,300    $     1,191
      =======================================================================

      AEROSPACE & DEFENSE [0.6%]
      Lockheed Martin                                    4,300            262
      Northrop Grumman                                   2,900            158
      United Technologies                                2,100            109
      -----------------------------------------------------------------------
      TOTAL AEROSPACE & DEFENSE                                           529
      =======================================================================

      ALUMINUM [0.8%]
      Alcoa                                             28,500            696
      =======================================================================

      APPAREL/TEXTILES [1.0%]
      Jones Apparel Group                               29,300            835
      VF                                                 1,600             93
      -----------------------------------------------------------------------
      TOTAL APPAREL/TEXTILES                                              928
      =======================================================================

      AUTOMOTIVE [0.2%]
      Autozone *                                         2,200            183
      =======================================================================

      BANKS [6.3%]
      Bank of America                                   55,000          2,315
      Compass Bancshares                                   500             23
      First Horizon National                               600             22
      JPMorgan Chase                                     1,200             41
      Keycorp                                            1,800             58
      National City                                     11,200            375
      PNC Financial Services Group                       1,000             58
      SunTrust Banks                                     6,700            465
      US Bancorp                                        41,900          1,177
      Wachovia                                          15,300            728
      Wells Fargo                                        6,900            404
      Zions Bancorporation                                 400             28
      -----------------------------------------------------------------------
      TOTAL BANKS                                                       5,694
      =======================================================================

      BIOTECHNOLOGY [0.9%]
      Amgen *                                           10,600            844
      =======================================================================

      BUILDING & CONSTRUCTION [0.3%]
      KB Home                                            3,200            234
      =======================================================================

      BUSINESS SERVICES [3.3%]
      Cendant                                           21,300            440
      Deluxe                                             4,100            165
      Equifax                                            5,600            196
      First Data                                        48,200          1,928
      NCR *                                              6,600            210
      Xerox *                                            7,500            102
      -----------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                           3,041
      =======================================================================

      CHEMICALS [0.2%]
      Eastman Chemical                                   4,000            188
      EI du Pont de Nemours                              1,100             43
      -----------------------------------------------------------------------
      TOTAL CHEMICALS                                                     231
      =======================================================================

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      COMMUNICATION & MEDIA [3.3%]
      Clear Channel Communications                      10,000    $       329
      Comcast *                                         23,600            693
      DIRECTV Group *                                   80,500          1,206
      Time Warner                                       43,600            790
      -----------------------------------------------------------------------
      TOTAL COMMUNICATION & MEDIA                                       3,018
      =======================================================================

      COMMUNICATIONS EQUIPMENT [1.2%]
      Cisco Systems *                                    1,200             21
      Motorola                                          30,700            678
      Qualcomm                                           9,800            439
      -----------------------------------------------------------------------
      TOTAL COMMUNICATIONS EQUIPMENT                                    1,138
      =======================================================================

      COMPUTER SYSTEM DESIGN & SERVICES [1.5%]
      Cadence Design Systems *                          70,000          1,131
      Computer Sciences *                                4,800            227
      -----------------------------------------------------------------------
      TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                          1,358
      =======================================================================

      COMPUTERS [2.2%]
      Apple Computer *                                  12,200            654
      Hewlett-Packard                                   28,100            821
      IBM                                                6,300            505
      -----------------------------------------------------------------------
      TOTAL COMPUTERS                                                   1,980
      =======================================================================

      CONSUMER PRODUCTS & SERVICES [3.2%]
      Black & Decker                                     2,700            221
      Kimberly-Clark                                     9,000            536
      Mattel                                            52,500            876
      Procter & Gamble                                  18,100          1,076
      Whirlpool                                          3,100            235
      -----------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                2,944
      =======================================================================

      DIVERSIFIED MANUFACTURING [1.6%]
      Danaher                                            5,500            296
      General Electric                                  28,900            973
      Parker Hannifin                                    3,200            206
      -----------------------------------------------------------------------
      TOTAL DIVERSIFIED MANUFACTURING                                   1,475
      =======================================================================

      DRUGS [7.0%]
      Abbott Laboratories                               16,100            683
      GlaxoSmithKline PLC ADR                           20,800          1,066
      Hospira *                                            900             37
      Johnson & Johnson                                 19,110          1,209
      King Pharmaceuticals *                             7,200            111
      Pfizer                                            68,475          1,710
      Watson Pharmaceuticals *                           3,200            117
      Wyeth                                             31,600          1,462
      -----------------------------------------------------------------------
      TOTAL DRUGS                                                       6,395
      =======================================================================

      ENERGY [2.2%]
      American Electric Power                            7,800            310
      CMS Energy *                                      11,800            194
      Duke Energy                                       18,800            548
      Edison International                                 800             38

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      Entergy                                            4,200    $       312
      Exelon                                            11,600            620
      -----------------------------------------------------------------------
      TOTAL ENERGY                                                      2,022
      =======================================================================

      ENGINEERING SERVICES [0.3%]
      Jacobs Engineering Group *                         3,500            236
      =======================================================================

      ENTERTAINMENT [1.6%]
      Brunswick                                          4,900            185
      Carnival                                          24,900          1,244
      -----------------------------------------------------------------------
      TOTAL ENTERTAINMENT                                               1,429
      =======================================================================

      FINANCIAL SERVICES [3.3%]
      American Express                                  12,400            712
      Capital One Financial                              5,700            453
      CIT Group                                          5,200            235
      Citigroup                                         21,265            968
      Countrywide Financial                             11,900            393
      Providian Financial *                             11,200            198
      -----------------------------------------------------------------------
      TOTAL FINANCIAL SERVICES                                          2,959
      =======================================================================

      FOOD, BEVERAGE & TOBACCO [3.0%]
      Archer-Daniels-Midland                            12,900            318
      Coca-Cola Enterprises                             10,200            199
      Constellation Brands, Cl A *                       6,200            161
      General Mills                                      7,500            362
      Pepsi Bottling Group                               7,000            200
      Supervalu                                          7,200            224
      Tyson Foods, Cl A                                 70,300          1,269
      -----------------------------------------------------------------------
      TOTAL FOOD, BEVERAGE & TOBACCO                                    2,733
      =======================================================================

      HEALTHCARE PRODUCTS & SERVICES [5.3%]
      AmerisourceBergen                                  3,600            278
      Cardinal Health                                    8,700            552
      Cigna                                             12,100          1,426
      HCA                                               22,100          1,059
      Humana *                                          17,500            838
      UnitedHealth Group                                12,300            691
      -----------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                              4,844
      =======================================================================

      INSURANCE [10.9%]
      ACE, ADR                                          31,500          1,483
      Aetna                                              5,800            500
      Allstate                                          18,300          1,012
      American International Group                       2,394            148
      Assured Guaranty                                  46,600          1,115
      Chubb                                              4,000            358
      Conseco *                                         48,200          1,017
      Hartford Financial Services Group                  3,300            255
      ING Groep, ADR                                    33,700          1,004
      MBIA                                              21,300          1,291
      Metlife                                           12,800            638
      St Paul Travelers                                 24,800          1,113
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                   9,934
      =======================================================================

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      INVESTMENT BANKER/BROKER DEALER [3.0%]
      E*trade Financial *                               11,100    $       195
      Goldman Sachs Group                                5,300            644
      Lehman Brothers Holdings                           4,900            571
      Morgan Stanley                                    23,700          1,279
      -----------------------------------------------------------------------
      TOTAL INVESTMENT BANKER/BROKER DEALER                             2,689
      =======================================================================

      MACHINERY [2.4%]
      Cummins                                            2,700            238
      Deere                                                900             55
      Eaton                                             14,400            915
      Illinois Tool Works                               11,400            938
      -----------------------------------------------------------------------
      TOTAL MACHINERY                                                   2,146
      =======================================================================

      MEDICAL PRODUCTS & SERVICES [0.9%]
      Becton Dickinson                                   4,700            246
      Boston Scientific *                               24,500            573
      -----------------------------------------------------------------------
      TOTAL MEDICAL PRODUCTS & SERVICES                                   819
      =======================================================================

      METALS & MINING [0.7%]
      Newmont Mining                                     6,700            316
      Phelps Dodge                                       2,400            312
      -----------------------------------------------------------------------
      TOTAL METALS & MINING                                               628
      =======================================================================

      MULTI-MEDIA [1.4%]
      News                                              84,600          1,319
      =======================================================================

      PAPER & PAPER PRODUCTS [0.2%]
      Louisiana-Pacific                                  8,000            222
      =======================================================================

      PETROLEUM & FUEL PRODUCTS [7.8%]
      Ashland                                            3,500            193
      ChevronTexaco                                     34,900          2,259
      ConocoPhillips                                    12,500            874
      Devon Energy                                       9,200            632
      Exxon Mobil                                       17,552          1,115
      Marathon Oil                                       5,061            349
      Nabors Industries *                                2,900            208
      Occidental Petroleum                               7,100            607
      Sunoco                                             3,100            242
      Valero Energy                                      5,200            588
      -----------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                   7,067
      =======================================================================

      PETROLEUM SERVICES [5.0%]
      BJ Services                                       49,200          1,771
      GlobalSantaFe                                     20,400            931
      Halliburton                                       26,600          1,822
      -----------------------------------------------------------------------
      TOTAL PETROLEUM SERVICES                                          4,524
      =======================================================================

      PREPACKAGING SOFTWARE [3.3%]
      Microsoft                                         96,300          2,478
      Oracle *                                          39,500            489
      -----------------------------------------------------------------------
      TOTAL PREPACKAGING SOFTWARE                                       2,967
      =======================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      REAL ESTATE INVESTMENT TRUSTS [0.5%]
      Prologis Trust                                     4,900    $       217
      Vornado Realty Trust                               2,500            217
      -----------------------------------------------------------------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                 434
      =======================================================================

      RETAIL [5.8%]
      CVS                                               25,300            734
      Darden Restaurants                                 6,400            194
      Federated Department Stores                        3,900            261
      Home Depot                                        56,100          2,140
      Limited Brands                                    45,500            930
      Nordstrom                                          1,200             41
      Sears Holdings *                                   2,100            261
      Target                                            12,500            649
      Wal-Mart Stores                                      600             26
      -----------------------------------------------------------------------
      TOTAL RETAIL                                                      5,236
      =======================================================================

      RUBBER & PLASTIC [0.3%]
      Goodyear Tire & Rubber *                          15,000            234
      =======================================================================

      SEMI-CONDUCTORS [3.7%]
      Applied Materials                                 72,600          1,231
      Intel                                             42,300          1,043
      National Semiconductor                             6,400            168
      Taiwan Semiconductor
         Manufacturing, ADR                             28,900            238
      Texas Instruments                                 20,500            695
      -----------------------------------------------------------------------
      TOTAL SEMI-CONDUCTORS                                             3,375
      =======================================================================

      STEEL & STEEL WORKS [0.5%]
      Nucor                                              4,100            242
      United States Steel                                5,100            216
      -----------------------------------------------------------------------
      TOTAL STEEL & STEEL WORKS                                           458
      =======================================================================

      TELEPHONES & TELECOMMUNICATIONS [1.3%]
      Alltel                                             7,700            501
      CenturyTel                                         6,000            210
      Lucent Technologies *                             71,700            233
      Sprint Nextel                                      9,100            217
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                             1,161
      =======================================================================

      TRANSPORTATION SERVICES [0.3%]
      Norfolk Southern                                   6,600            268
      =======================================================================

      TRUCKING [0.2%]
      Navistar International *                           5,500            178
      =======================================================================

      WASTE DISPOSAL [0.0%]
      Waste Management                                     900             26
      =======================================================================
          TOTAL COMMON STOCK
            (Cost $78,807)                                             89,787
          ===================================================================

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

CASH EQUIVALENTS [1.2%]
      Fidelity Institutional Domestic Money
         Market Portfolio, Cl I                        563,771    $       564
      Wachovia Bank                                    563,771            564
      -----------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
            (Cost $1,128)                                               1,128
          ===================================================================

          TOTAL INVESTMENTS [100.0%]
               (Cost $79,935)                                          90,915
          ===================================================================

OTHER ASSETS AND LIABILITIES:
      Investment Advisory Fees Payable                                    (55)
      Administration Fees Payable                                         (15)
      Distribution Fees Payable                                           (11)
      Other Assets and Liabilities, Net                                    64
      -----------------------------------------------------------------------
          OTHER ASSETS AND LIABILITIES [ 0.0%]                            (17)
          ===================================================================

      NET ASSETS -- 100.0%                                        $    90,898
      =======================================================================

NET ASSETS:
      Paid-in-Capital
          (unlimited authorization -- $0.01 par value)            $    76,682
      Undistributed net investment income                                   5
      Accumulated net realized gain on investments                      3,231
      Net unrealized appreciation on investments                       10,980
      -----------------------------------------------------------------------
      NET ASSETS                                                  $    90,898
      =======================================================================

      Net Asset Value, Offering and Redemption
         Price Per Share -- Institutional Class
         ($81,446,734 / 4,675,935 shares)                         $     17.42
      =======================================================================

      Net Asset Value, Offering and Redemption
         Price Per Share -- Class A
         ($9,451,023 / 541,205 shares)                            $     17.46
      =======================================================================

*     Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Liability Company

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

COMMON STOCK [94.9%]
      APPAREL/TEXTILES [2.3%]
      VF                                                 8,800    $       510
      =======================================================================

      AUTOMOTIVE [3.2%]
      Honda Motor, ADR                                  24,400            693
      =======================================================================

      BANKS [9.2%]
      Chittenden                                        12,600            334
      International Bancshares                          12,125            360
      National City                                     13,600            455
      PNC Financial Services Group                       6,800            395
      Wachovia                                           9,500            452
      -----------------------------------------------------------------------
      TOTAL BANKS                                                       1,996
      =======================================================================

      BUSINESS SERVICES [6.3%]
      Automatic Data Processing                          9,600            413
      ServiceMaster                                     32,200            436
      Xerox *                                           37,900            518
      -----------------------------------------------------------------------
      TOTAL BUSINESS SERVICES                                           1,367
      =======================================================================

      CHEMICALS [4.3%]
      Air Products & Chemicals                           7,700            425
      Rohm & Haas                                       12,600            518
      -----------------------------------------------------------------------
      TOTAL CHEMICALS                                                     943
      =======================================================================

      COMMUNICATIONS EQUIPMENT [2.3%]
      Nokia, ADR                                        29,200            494
      =======================================================================

      COMPUTER & PERIPHERALS [3.4%]
      Hewlett-Packard                                   25,700            750
      =======================================================================

      CONSUMER PRODUCTS & SERVICES [5.1%]
      Kimberly-Clark                                     4,900            292
      Mattel                                            28,200            470
      Sony, ADR                                         10,700            355
      -----------------------------------------------------------------------
      TOTAL CONSUMER PRODUCTS & SERVICES                                1,117
      =======================================================================

      DRUGS [5.2%]
      Abbott Laboratories                                7,800            331
      Merck                                             14,600            397
      Schering-Plough                                   19,600            413
      -----------------------------------------------------------------------
      TOTAL DRUGS                                                       1,141
      =======================================================================

      ELECTRICAL SERVICES [4.4%]
      Calpine *                                        133,100            345
      Emerson Electric                                   8,700            624
      -----------------------------------------------------------------------
      TOTAL ELECTRICAL SERVICES                                           969
      =======================================================================

      ENERGY [4.5%]
      Atmos Energy                                      17,900            505
      Scottish Power, ADR                               11,700            471
      -----------------------------------------------------------------------
      TOTAL ENERGY                                                        976
      =======================================================================

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

      FINANCIAL SERVICES [2.0%]
      CIT Group                                          9,700    $       438
      =======================================================================

      HEALTHCARE PRODUCTS & SERVICES [5.2%]
      Applera - Applied Biosystems
         Group                                          29,200            679
      Cardinal Health                                    7,100            450
      -----------------------------------------------------------------------
      TOTAL HEALTHCARE PRODUCTS & SERVICES                              1,129
      =======================================================================

      INSURANCE [6.8%]
      First American                                    12,600            576
      Mercury General                                    7,200            432
      Metlife                                            9,700            483
      -----------------------------------------------------------------------
      TOTAL INSURANCE                                                   1,491
      =======================================================================

      PAPER & PAPER PRODUCTS [2.2%]
      MeadWestvaco                                      17,300            478
      =======================================================================

      PETROLEUM & FUEL PRODUCTS [9.0%]
      BP, ADR                                            9,000            638
      Chesapeake Energy                                 28,300          1,082
      Unit *                                             4,500            249
      -----------------------------------------------------------------------
      TOTAL PETROLEUM & FUEL PRODUCTS                                   1,969
      =======================================================================

      PRINTING & PUBLISHING [6.3%]
      Lee Enterprises                                    9,100            386
      RR Donnelley & Sons                               11,000            408
      Thomson                                           15,600            585
      -----------------------------------------------------------------------
      TOTAL PRINTING & PUBLISHING                                       1,379
      =======================================================================

      REAL ESTATE INVESTMENT TRUST [2.4%]
      AMB Property                                      11,400            512
      =======================================================================

      TELEPHONES & TELECOMMUNICATIONS [3.6%]
      Sprint Nextel                                     10,700            255
      Telephone & Data Systems                           6,800            265
      Telephone & Data Systems,
         Special Shares                                  6,800            255
      -----------------------------------------------------------------------
      TOTAL TELEPHONES & TELECOMMUNICATIONS                               775
      =======================================================================

      WASTE DISPOSAL [2.9%]
      Waste Management                                  22,000            629
      =======================================================================

      WHOLESALE [4.3%]
      Arrow Electronics *                               16,500            517
      W.W. Grainger                                      6,800            428
      -----------------------------------------------------------------------
      TOTAL WHOLESALE                                                     945
      =======================================================================

          TOTAL COMMON STOCK
            (Cost $19,722)                                             20,701
          ===================================================================

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
September 30, 2005

Description                                             Shares    Value (000)
-----------------------------------------------------------------------------

CASH EQUIVALENTS [5.0%]
      Fidelity Institutional Domestic Money
         Market Portfolio, Cl I                        548,845    $       549
      Wachovia Bank                                    548,845            549
      -----------------------------------------------------------------------
          TOTAL CASH EQUIVALENTS
            (Cost $1,098)                                               1,098
          ===================================================================

          TOTAL INVESTMENTS [99.9%]
            (Cost $20,820)                                             21,799
          ===================================================================

OTHER ASSETS AND LIABILITIES:
      Investment Advisory Fees Payable                                     (7)
      Administration Fees Payable                                          (2)
      Other Assets and Liabilities, Net                                    20
      -----------------------------------------------------------------------

          OTHER ASSETS AND LIABILITIES [0.1%]                              11
          ===================================================================

      NET ASSETS -- 100.0%                                        $    21,810
      =======================================================================

NET ASSETS:
      Paid-in-Capital
            (unlimited authorization -- $0.01 par value)          $    20,722
      Undistributed net investment income                                   6
      Accumulated net realized gain on investments                        103
      Net unrealized appreciation on investments                          979
      -----------------------------------------------------------------------
          NET ASSETS                                              $    21,810
          ===================================================================

          Net Asset Value, Offering and Redemption
             Price Per Share -- Institutional Class
             ($21,794,630 / 2,119,556 shares)                     $     10.28
          ===================================================================

          Net Asset Value, Offering and Redemption
             Price Per Share -- Class A
             ($15,514 / 1,509 shares)                             $     10.28
          ===================================================================

*     Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)

                                                            AHA LIMITED MATURITY FIXED         AHA FULL MATURITY FIXED
                                                                    INCOME FUND                      INCOME FUND
                                                           -----------------------------     ----------------------------
                                                           07/01/05 TO       07/01/04 TO     07/01/05 TO      07/01/04 TO
                                                            09/30/05          06/30/05        09/30/05         06/30/05
                                                           -----------       -----------     -----------      -----------
INVESTMENT INCOME:
   Interest                                                $       978       $     4,034     $       353      $     1,382
   Income from securities lending - net                             --                50              --               14
                                                           -----------       -----------     -----------      -----------
     Total Investment Income                                       978             4,084             353            1,396
                                                           -----------       -----------     -----------      -----------
EXPENSES:
   Investment advisory fees                                        160               731              40              153
   Administration fees                                              32               145               8               55
   Directors' fees and expenses                                      6                26               1                5
   Distribution expense - Class A Shares                             1                 1              --               --
   Audit fees                                                       22                37               4               10
   Reports to shareholders                                          21                 1               5               --
   Legal fees                                                       16                94               4               21
   Pricing fees                                                     16                --               3               --
   Registration fees                                                 5                34               2               18
   Custodian fees and expenses                                       2                12              --               15
   Insurance expense                                                --                34              --                6
   Transfer agent fees and expenses                                 --                27              --                7
   Other expenses                                                   --                10              --                2
                                                           -----------       -----------     -----------      -----------
     Total expenses                                                281             1,152              67              292
                                                           -----------       -----------     -----------      -----------
   Advisory expense waiver                                          (6)               (9)             --               --
   Advisory expense recovery(1)                                     --                --              14               12
                                                           -----------       -----------     -----------      -----------
     Net expenses                                                  275             1,143              81              304
                                                           -----------       -----------     -----------      -----------
NET INVESTMENT INCOME                                              703             2,941             272            1,092
                                                           -----------       -----------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Realized gain (loss) on:
   Investments sold                                               (138)             (729)            (44)             294
   Option contracts expired or closed                               --                --               5                9
   Futures contracts closed                                         --                --             (42)             (73)
                                                           -----------       -----------     -----------      -----------
   Net realized gain (loss)                                       (138)             (729)            (81)             230
                                                           -----------       -----------     -----------      -----------
Change in net unrealized appreciation (depreciation) on:
   Investments                                                    (310)               36            (375)             355
   Written options                                                  --                --               8               (8)
   Futures contracts                                                --                --              11                6
                                                           -----------       -----------     -----------      -----------
   Net unrealized appreciation (depreciation)                     (310)               36            (356)             353
                                                           -----------       -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                 (448)             (693)           (437)             583
                                                           -----------       -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               $       255       $     2,248     $      (165)     $     1,675
                                                           ===========       ===========     ===========      ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) See Note 3 in the notes to Financial Statements for Advisory expense recovery.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)

                                                                   AHA BALANCED                     AHA DIVERSIFIED
                                                                       FUND                           EQUITY FUND
                                                           -----------------------------     ----------------------------
                                                           07/01/05 TO       07/01/04 TO     07/01/05 TO      07/01/04 TO
                                                            09/30/05          06/30/05        09/30/05         06/30/05
                                                           -----------       -----------     -----------      -----------
INVESTMENT INCOME:
   Interest                                                $        71       $       312     $        16      $       101
   Dividends                                                        47               186             361            1,424
   Income from securities lending - net                             --                 6              --               26
   Foreign taxes withheld                                           (1)               (1)             (4)              (4)
                                                           -----------       -----------     -----------      -----------
     Total investment income                                       117               503             373            1,547
                                                           -----------       -----------     -----------      -----------

EXPENSES:
   Investment advisory fees                                         35               131             176              632
   Administration fees                                               5                30              23               83
   Distribution expense - Class A Shares                            --                --               6               20
   Directors' fees and expenses                                     --                 3               4               14
   Audit fees                                                        3                 6              15               30
   Reports to shareholders                                           3                --              14                2
   Registration fees                                                 2                16               4               24
   Legal fees                                                        2                12               8               59
   Pricing fees                                                      1                --              10               --
   Custodian fees and expenses                                      (1)               14              --               17
   Insurance expense                                                --                 3              --               16
   Transfer agent fees and expenses                                 --                 3              --               17
   Other expenses                                                   --                 1              --                6
                                                           -----------       -----------     -----------      -----------
     Total expenses                                                 50               219             260              920
                                                           -----------       -----------     -----------      -----------
   Advisory expense waiver                                          (5)              (11)             (2)             (12)
   Advisory expense recovery(1)                                     --                 2              12               --
                                                           -----------       -----------     -----------      -----------
     Net expenses                                                   45               210             270              908
                                                           -----------       -----------     -----------      -----------
NET INVESTMENT INCOME                                               72               293             103              639
                                                           -----------       -----------     -----------      -----------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on investments                                 82             1,152           1,203            6,989
   Change in net unrealized appreciation
     on investments                                                182                51           2,209              734
                                                           -----------       -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                  264             1,203           3,412            7,723
                                                           -----------       -----------     -----------      -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                               $       336       $     1,496     $     3,515      $     8,362
                                                           ===========       ===========     ===========      ===========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) See Note 3 in the Notes to Financial Statements for Advisory expense recovery.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)

                                                                                               AHA SOCIALLY RESPONSIBLE
                                                                                                     EQUITY FUND*
                                                                                             ----------------------------
                                                                                             07/01/05 TO      01/03/05 TO
                                                                                               09/30/05         06/30/05
                                                                                             -----------      -----------
INVESTMENT INCOME:
   Interest                                                                                  $        11      $        11
   Dividends                                                                                         101              192
   Foreign taxes withheld                                                                             (1)              (4)
                                                                                             -----------      -----------
     Total investment income                                                                         111              199
                                                                                             -----------      -----------

EXPENSES:
   Investment advisory fees                                                                           40               59
   Administration fees                                                                                 5                8
   Directors' fees and expenses                                                                        1                1
   Distribution expense-- Class A Shares**                                                            --               --
   Legal fees                                                                                          8               10
   Reports to shareholders                                                                             7               --
   Audit fees                                                                                          4                6
   Pricing fees                                                                                        2               --
   Transfer agent fees and expenses                                                                   --                1
   Registration fees                                                                                  --                3
   Custodian fees and expenses                                                                        --                2
   Other expenses                                                                                     --                1
                                                                                             -----------      -----------
     Total expenses                                                                                   67               91
                                                                                             -----------      -----------
   Advisory expense waiver                                                                            (5)              (3)
                                                                                             -----------      -----------
     Net expenses                                                                                     62               88
                                                                                             -----------      -----------
NET INVESTMENT INCOME                                                                                 49              111
                                                                                             -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                                                   69               34
   Change in net unrealized appreciation (depreciation) on investments                             1,155             (176)
                                                                                             -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                             1,224             (142)
                                                                                             -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                                 $     1,273      $       (31)
                                                                                             ===========      ===========

*     Fund commenced operations on January 3, 2005.
**    Class A Shares were offered starting August 12, 2005.
Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                                       AHA LIMITED MATURITY  FIXED INCOME FUND
                                                                 ---------------------------------------------------
                                                                   FOR THE PERIOD        FOR THE          FOR THE
                                                                  JULY 1, 2005 TO      YEAR ENDED        YEAR ENDED
                                                                 SEPTEMBER 30, 2005   JUNE 30, 2005    JUNE 30, 2004
                                                                 ------------------   -------------    -------------
OPERATIONS:
   Net investment income                                         $           703      $       2,941    $       2,273
   Net realized gain (loss) on investments sold                             (138)              (729)             328
   Change in net unrealized appreciation
     (depreciation) on investments                                          (310)                36           (2,452)
                                                                 ---------------      -------------    -------------
     Net increase in net assets resulting
        from investment operations                                           255              2,248              149
                                                                 ---------------      -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                                (699)            (2,955)+         (2,270)
     Class A                                                                  (5)               (10)+             --
   Distributions to shareholders from
     net realized gains
     Class I                                                                  --               (168)              --
                                                                 ---------------      -------------    -------------
   Total dividends and distributions to shareholders                        (704)            (3,133)          (2,270)
                                                                 ---------------      -------------    -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                           421             13,268          109,318
     Reinvestment of dividends                                               385              1,874            1,565
     Cost of shares redeemed                                             (16,480)           (45,710)         (45,418)
                                                                 ---------------      -------------    -------------
   Total Fund Share Transactions Class I                                 (15,674)           (30,568)          65,465
                                                                 ---------------      -------------    -------------

   Fund Share Transactions: Class A
     Net proceeds from shares sold                                            --              1,066               --
     Reinvestment of dividends                                                 5                 10               --
     Cost of shares redeemed                                                (250)                (1)              --
                                                                 ---------------      -------------    -------------
    Total Fund Share Transactions Class A                                   (245)             1,075               --
                                                                 ---------------      -------------    -------------
     Net increase (decrease) in net assets
        from capital share contributions                                 (15,919)           (29,493)          65,465
                                                                 ---------------      -------------    -------------
Total increase (decrease) in net assets                                  (16,368)           (30,378)          63,344
                                                                 ---------------      -------------    -------------

NET ASSETS:
   Beginning of period                                                   129,571            159,949           96,605
                                                                 ---------------      -------------    -------------
   End of period*                                                $       113,203      $     129,571    $     159,949
                                                                 ===============      =============    =============
    * Including undistributed
       net investment income of:                                 $            --      $          --    $           7
                                                                 ===============      =============    =============

Amounts designated as "--" are either $0 or have been rounded to $0.

+ Includes a tax return of capital of less than $1 (000's) for the Fund for the year ended June 30, 2005.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                                         AHA FULL MATURITY FIXED INCOME FUND
                                                                 ---------------------------------------------------
                                                                   FOR THE PERIOD        FOR THE          FOR THE
                                                                  JULY 1, 2005 TO      YEAR ENDED        YEAR ENDED
                                                                 SEPTEMBER 30, 2005   JUNE 30, 2005    JUNE 30, 2004
                                                                 ------------------   -------------    -------------
OPERATIONS:
   Net investment income                                            $        272      $       1,092    $         981
   Net realized gain (loss) on investments sold,
     option contracts expired or closed and
     futures contracts closed                                                (81)               230              371
   Change in net unrealized appreciation
     (depreciation) on investments, written options
     and futures contracts                                                  (356)               353           (1,436)
                                                                    ------------      -------------    -------------
     Net increase (decrease) in net assets resulting
        from investment operations                                          (165)             1,675              (84)
                                                                    ------------      -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                                (276)            (1,108)          (1,066)
     Class A                                                                  (1)                (4)              (1)
   Distributions to shareholders from
     net realized gains
     Class I                                                                  --               (267)            (245)
     Class A                                                                  --                 (1)              --
                                                                    ------------      -------------    -------------
   Total dividends and distributions to shareholders                        (277)            (1,380)          (1,312)
                                                                    ------------      -------------    -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                           125              5,020            3,003
     Reinvestment of dividends                                               119                658              840
     Cost of shares redeemed                                                  --             (2,970)          (4,753)
                                                                    ------------      -------------    -------------
   Total Fund Share Transactions Class I                                     244              2,708             (910)
                                                                    ------------      -------------    -------------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                                             1                 29              103
     Reinvestment of dividends                                                 1                  5                1
     Cost of shares redeemed                                                  --                 (5)              --
                                                                    ------------      -------------    -------------
    Total Fund Share Transactions Class A                                      2                 29              104
                                                                    ------------      -------------    -------------
     Net increase (decrease) in net assets
        from capital share contributions                                     246              2,737             (806)
                                                                    ------------      -------------    -------------
Total increase (decrease) in net assets                                     (196)             3,032           (2,202)
                                                                    ------------      -------------    -------------

NET ASSETS:
   Beginning of period                                                    32,094             29,062           31,264
                                                                    ------------      -------------    -------------
   End of period*                                                   $     31,898      $      32,094    $      29,062
                                                                    ============      =============    =============
   * Including undistributed
      net investment income of:                                     $         --      $          --    $          --
                                                                    ============      =============    =============

Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                                                  AHA BALANCED FUND
                                                                 ---------------------------------------------------
                                                                   FOR THE PERIOD        FOR THE          FOR THE
                                                                  JULY 1, 2005 TO      YEAR ENDED        YEAR ENDED
                                                                 SEPTEMBER 30, 2005   JUNE 30, 2005    JUNE 30, 2004
                                                                 ------------------   -------------    -------------
OPERATIONS:
   Net investment income                                            $         72      $         293    $         191
   Net realized gain on investments sold                                      82              1,152            1,271
   Change in net unrealized appreciation
     on investments                                                          182                 51              608
                                                                    ------------      -------------    -------------
     Net increase in net assets resulting
        from investment operations                                           336              1,496            2,070
                                                                    ------------      -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                                 (75)              (301)            (232)
                                                                    ------------      -------------    -------------
   Total dividends to shareholders                                           (75)              (301)            (232)
                                                                    ------------      -------------    -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                            --                 --              316
     Reinvestment of dividends                                                 3                 13               67
     Cost of shares redeemed                                                  --                (50)          (3,906)
                                                                    ------------      -------------    -------------
   Total Fund Share Transactions Class I                                       3                (37)          (3,523)
                                                                    ------------      -------------    -------------
     Net increase (decrease) in net assets
        from capital share contributions                                       3                (37)          (3,523)
                                                                    ------------      -------------    -------------
   Total increase (decrease) in net assets                                   264              1,158           (1,685)
                                                                    ------------      -------------    -------------

NET ASSETS:
   Beginning of period                                                    18,088             16,930           18,615
                                                                    ------------      -------------    -------------
   End of period*                                                   $     18,352      $      18,088    $      16,930
                                                                    ============      =============    =============
   * Including undistributed
      net investment income of:                                     $         11      $          11    $           4
                                                                    ============      =============    =============

Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000'S)

                                                                              AHA DIVERSIFIED EQUITY FUND
                                                                 ---------------------------------------------------
                                                                   FOR THE PERIOD        FOR THE          FOR THE
                                                                  JULY 1, 2005 TO      YEAR ENDED        YEAR ENDED
                                                                 SEPTEMBER 30, 2005   JUNE 30, 2005    JUNE 30, 2004
                                                                 ------------------   -------------    -------------
OPERATIONS:
   Net investment income                                            $        103      $         639    $         452
   Net realized gain on investments sold                                   1,203              6,989            7,175
   Change in net unrealized appreciation
     on investments                                                        2,209                734            5,729
                                                                    ------------      -------------    -------------
     Net increase in net assets resulting
        from investment operations                                         3,515              8,362           13,356
                                                                    ------------      -------------    -------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from
     net investment income
     Class I                                                                 (98)              (609)            (429)
     Class A                                                                  (5)               (43)             (12)
                                                                    ------------      -------------    -------------
   Total dividends to shareholders                                          (103)              (652)            (441)
                                                                    ------------      -------------    -------------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                           988              8,194            9,061
     Reinvestment of dividends                                                78                498              371
     Cost of shares redeemed                                              (4,209)            (2,277)          (8,519)
                                                                    ------------      -------------    -------------
   Total Fund Share Transactions Class I                                  (3,143)             6,415              913
                                                                    ------------      -------------    -------------
   Fund Share Transactions: Class A
     Net proceeds from shares sold                                           391              1,161              192
     Reinvestment of dividends                                                 5                 37               10
     Cost of shares redeemed                                                (119)              (432)            (587)
                                                                    ------------      -------------    -------------
   Total Fund Share Transactions Class A                                     277                766             (385)
                                                                    ------------      -------------    -------------
     Net increase (decrease) in net assets
        from capital share contributions                                  (2,866)             7,181              528
                                                                    ------------      -------------    -------------
   Total increase in net assets                                              546             14,891           13,443
                                                                    ------------      -------------    -------------

NET ASSETS:
   Beginning of period                                                    90,352             75,461           62,018
                                                                    ------------      -------------    -------------
   End of period*                                                   $     90,898      $      90,352    $      75,461
                                                                    ============      =============    =============
   * Including undistributed
      net investment income of:                                     $          5      $           5    $          18
                                                                    ============      =============    =============

Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                           AHA SOCIALLY RESPONSIBLE EQUITY FUND
                                                                          --------------------------------------
                                                                             JULY 1, 2005      JANUARY 3, 2005**
                                                                                  TO                  TO
                                                                          SEPTEMBER 30, 2005     JUNE 30, 2005
                                                                          ------------------   -----------------
OPERATIONS:
   Net investment income                                                      $       49           $      111
   Net realized gain on investments sold                                              69                   34
   Change in net unrealized appreciation (depreciation) on investments             1,155                 (176)
                                                                              ----------           ----------
     Net increase (decrease) in net assets resulting from
        investment operations                                                      1,273                  (31)
                                                                              ----------           ----------

DIVIDENDS TO SHAREHOLDERS:
   Dividends to shareholders from net investment income
     Class I                                                                         (45)                (109)
                                                                              ----------           ----------
   Total dividends to shareholders                                                   (45)                (109)
                                                                              ----------           ----------

FUND SHARE TRANSACTIONS:
   Fund Share Transactions: Class I
     Net proceeds from shares sold                                                   467               21,083
     Reinvestment of dividends                                                        45                  109
     Cost of shares redeemed                                                        (455)                (542)
                                                                              ----------           ----------
        Total Fund Share Transactions Class I                                         57               20,650
                                                                              ----------           ----------
   Fund Share Transactions: Class A+
     Net proceeds from shares sold                                                    15                   --
     Reinvestment of dividends                                                        --                   --
     Cost of shares redeemed                                                          --                   --
                                                                              ----------           ----------
        Total Fund Share Transactions Class A                                         15                   --
                                                                              ----------           ----------
   Net increase in net assets from capital share contributions                        72               20,650
                                                                              ----------           ----------
Total increase in net assets                                                       1,300               20,510
                                                                              ----------           ----------

NET ASSETS:
   Beginning of period                                                            20,510                   --
                                                                              ----------           ----------
   End of period*                                                             $   21,810           $   20,510
                                                                              ==========           ==========
   * Including undistributed
      net investment income of:                                               $        6           $        2
                                                                              ==========           ==========

**   Commencement of operations.
 +   Class A shares were offered starting August 12, 2005.

Amounts designated as "--" are either $0 or have been rounded to $0.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                            FOR THE PERIOD
                                             JULY 1, 2005                        FOR THE YEARS ENDED JUNE 30,
                                                THROUGH         -----------------------------------------------------------------
                                          SEPTEMBER 30, 2005*      2005          2004         2003         2002           2001
                                          -------------------   ----------    ----------   ----------   ----------     ----------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                      $    10.61        $    10.68    $    10.86   $    10.65   $    10.43     $    10.11
                                              ----------        ----------    ----------   ----------   ----------     ----------
   Income from Investment Operations:
     Net investment income                          0.06              0.22          0.18         0.28         0.44           0.63
     Net realized and unrealized
        gain (loss) on investments                 (0.04)            (0.06)        (0.18)        0.21         0.22           0.32
                                              ----------        ----------    ----------   ----------   ----------     ----------
        Total gain from
          investment operations                     0.02              0.16          0.00         0.49         0.66           0.95
                                              ----------        ----------    ----------   ----------   ----------     ----------
   Less Dividends and Distributions:
     From net investment income                    (0.06)            (0.22)(8)     (0.18)       (0.28)       (0.44)         (0.63)
     From realized gains                              --             (0.01)           --           --           --             --
                                              ----------        ----------    ----------   ----------   ----------     ----------
        Total dividends and distributions          (0.06)            (0.23)        (0.18)       (0.28)       (0.44)         (0.63)
                                              ----------        ----------    ----------   ----------   ----------     ----------
   Net Asset Value, End of Period             $    10.57        $    10.61    $    10.68   $    10.86   $    10.65     $    10.43
                                              ==========        ==========    ==========   ==========   ==========     ==========

   Total Return on Net Asset Value(2)               0.20%(9)          1.53%        (0.05)%       4.65%        6.16%          9.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)          $  112,381        $  128,501    $  159,949   $   96,605   $   85,644     $   51,076
   Ratio of net operating expenses
     to average net assets(3)(4):
     Before waivers and recoveries                  0.88%(10)         0.79%         0.73%        0.83%        0.78%          0.24%
     After waivers and recoveries                   0.86%(10)         0.78%         0.73%        0.85%        0.76%          0.24%
   Program service fee(4)                            N/A               N/A           N/A          N/A         0.13%          0.50%
   Ratio of net investment income
     to average net assets(3)                       2.20%(10)         2.01%         1.65%        2.58%        4.00%          6.50%
   Portfolio turnover rate(7)                       4.33%           109.44%        97.66%         N/A        60.24%(5)     189.31%

   *  The Fund's fiscal tax year-end changed from June 30 to September 30.
 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (3) Ratios include all management fees and expenses except for the program service fee.
 (4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
 (6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
 (7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (8) Includes a tax return of capital of $355, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
 (9)  Not annualized.
(10)  Annualized.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  AHA LIMITED MATURITY FIXED INCOME FUND -
                                                               CLASS A SHARES

                                                    FOR THE PERIOD        FOR THE PERIOD
                                                     JULY 1, 2005        OCTOBER 22, 2004*
                                                       THROUGH                THROUGH
                                                 SEPTEMBER 30, 2005**      JUNE 30, 2005
                                                 --------------------    -----------------
PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                             $     10.62            $    10.77
                                                     -----------            ----------
   Income from Investment Operations:
     Net investment income                                  0.05                  0.14
     Net realized and unrealized
        loss on investments                                (0.04)                (0.13)
                                                     -----------            ----------
        Total gain from
          investment operations                             0.01                  0.01
                                                     -----------            ----------
   Less Dividends and Distributions:
     From net investment income                            (0.05)                (0.15)(3)
     From realized gains                                      --                 (0.01)
                                                     -----------            ----------
        Total dividends and distributions                  (0.05)                (0.16)
                                                     -----------            ----------
   Net Asset Value, End of Period                    $     10.58            $    10.62
                                                     ===========            ==========

   Total Return on Net Asset Value                          0.13%(4)              0.12%(4)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                 $       822            $    1,070
   Ratio of net operating expenses
     to average net assets:
        Before waivers and recoveries                       1.11%(5)              1.07%(5)
        After waivers and recoveries                        1.10%(5)              1.03%(5)
   Ratio of net investment income
     to average net assets                                  1.95%(5)              1.75%(5)
   Portfolio turnover rate(2)                               4.33%               109.44%

  *   Commencement of operations.
 **   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) Includes a tax return of capital of $355, which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
(4)   Not annualized.
(5)   Annualized.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                            FOR THE PERIOD
                                             JULY 1, 2005                         FOR THE YEARS ENDED JUNE 30,
                                                THROUGH         -----------------------------------------------------------------
                                          SEPTEMBER 30, 2005*      2005         2004          2003         2002           2001
                                          -------------------   ----------   ----------    ----------   ----------     ----------
PER SHARE DATA(1)(7):
   Net Asset Value,
     Beginning of Period                      $    10.50        $    10.39   $    10.87    $    10.34   $    10.10     $     9.68
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Income from Investment Operations:
     Net investment income                          0.09              0.38         0.36(2)       0.49         0.52           0.63
     Net realized and unrealized
       gain (loss) on investments                  (0.15)             0.20        (0.36)         0.53         0.24           0.42
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total gain (loss) from
          investment operations                    (0.06)             0.58         0.00          1.02         0.76           1.05
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Less Dividends and Distributions:
     From net investment income                    (0.09)            (0.38)       (0.39)        (0.49)       (0.52)         (0.63)
     From realized gains                              --             (0.09)       (0.09)           --           --             --
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total dividends and distributions          (0.09)            (0.47)       (0.48)        (0.49)       (0.52)         (0.63)
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Net Asset Value, End of Period             $    10.35        $    10.50   $    10.39    $    10.87   $    10.34     $    10.10
                                              ==========        ==========   ==========    ==========   ==========     ==========

   Total Return on Net Asset Value(3)              (0.57)%(9)         5.72%        0.08%        10.06%        7.40%         10.61%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)          $   31,764        $   31,960   $   28,958    $   31,264   $   38,267     $   38,540
   Ratio of net operating expenses
     to average net assets(4)(5):
        Before waivers and recoveries               0.83%(10)         0.95%        0.98%         1.29%        1.08%          0.31%
        After waivers and recoveries                1.00%(10)         1.00%        1.00%         1.00%        0.76%          0.31%
   Program service fee(5)                            N/A               N/A          N/A           N/A         0.17%          0.50%
   Ratio of net investment income
     to average net assets(4)                       3.37%(10)         3.58%        3.40%         4.51%        5.09%          6.74%
   Portfolio turnover rate(8)                      17.47%           144.07%      302.49%          N/A        99.46%(6)     236.10%

  *   The Fund's fiscal tax year-end changed from June 30 to September 30.
 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (4) Ratios include all management fees and expenses except for the program service fee.
 (5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
 (7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
 (8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (9)  Not annualized.
(10)  Annualized.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          AHA FULL MATURITY FIXED INCOME FUND -
                                                                     CLASS A SHARES

                                                    FOR THE PERIOD                        FOR THE PERIOD
                                                     JULY 1, 2005           FOR THE       MAY 11, 2004*
                                                       THROUGH            YEAR ENDED         THROUGH
                                                 SEPTEMBER 30, 2005**    JUNE 30, 2005    JUNE 30, 2004
                                                 --------------------    -------------    --------------
PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                             $     10.50            $  10.39         $  10.32
                                                     -----------            --------         --------
   Income from Investment Operations:
     Net investment income                                  0.08                0.34             0.04
     Net realized and unrealized
       gain (loss) on investments                          (0.14)               0.22             0.09
                                                     -----------            --------         --------
        Total gain (loss) from
          investment operations                            (0.06)               0.56             0.13
                                                     -----------            --------         --------
   Less Dividends and Distributions:
     From net investment income                            (0.08)              (0.36)           (0.06)
     From realized gains                                      --               (0.09)              --
                                                     -----------            --------         --------
        Total dividends and distributions                  (0.08)              (0.45)           (0.06)
                                                     -----------            --------         --------
   Net Asset Value, End of Period                    $     10.36            $  10.50         $  10.39
                                                     ===========            ========         ========

   Total Return on Net Asset Value                         (0.54)%(2)           5.46%            1.29%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                 $       134            $    134         $    104
   Ratio of net operating expenses
     to average net assets:
        Before expense waivers and recoveries               1.08%(3)            1.20%            1.15%(3)
        After expense waivers and recoveries                1.25%(3)            1.25%            1.25%(3)
   Ratio of net investment income
     to average net assets                                  3.12%(3)            3.33%            3.27%(3)
   Portfolio turnover rate(4)                              17.47%             144.07%          302.49%

  *   Commencement of operations.
 **   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    AHA BALANCED FUND - CLASS I SHARES

                                            FOR THE PERIOD
                                             JULY 1, 2005                        FOR THE YEARS ENDED JUNE 30,
                                                THROUGH         -----------------------------------------------------------------
                                          SEPTEMBER 30, 2005*      2005         2004          2003         2002           2001
                                          -------------------   ----------   ----------    ----------   ----------     ----------
PER SHARE DATA(1)(7):
   Net Asset Value,
     Beginning of Period                      $     9.62        $     8.98   $     8.03    $     8.03   $     9.17     $    12.44
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Income from Investment Operations:
     Net investment income                          0.04              0.16         0.10(2)       0.11         0.12           0.45
     Net realized and unrealized
       gain (loss) on investments                   0.14              0.64         0.97            --        (0.72)          0.16
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total gain (loss) from
          investment operations                     0.18              0.80         1.07          0.11        (0.60)          0.61
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Less Dividends and Distributions:
     From net investment income                    (0.04)            (0.16)       (0.12)        (0.11)       (0.12)         (0.36)
     From realized gains                              --                --           --            --        (0.42)         (3.52)
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total dividends and distributions          (0.04)            (0.16)       (0.12)        (0.11)       (0.54)         (3.88)
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Net Asset Value, End of Period             $     9.76        $     9.62   $     8.98    $     8.03   $     8.03     $     9.17
                                              ==========        ==========   ==========    ==========   ==========     ==========

   Total Return on Net Asset Value(3)               1.87%(8)          8.97%       13.41%         1.40%       (6.94)%         6.21%

SUPPLEMENTAL DATA AND RATIOS(7):
   Net assets, end of period (000's)          $   18,352        $   18,088   $   16,930    $   18,615   $   23,375     $   23,591
   Ratio of net operating expenses
     to average net assets(4)(5):
     Before waivers and recoveries                  1.10%(9)          1.25%        1.31%         1.81%        1.64%          0.46%
     After waivers and recoveries                   0.98%(9)          1.20%        1.50%         1.50%        1.13%          0.46%
   Program service fee(5)                            N/A               N/A          N/A           N/A         0.24%          0.75%
   Ratio of net investment income
     to average net assets(4)                       1.54%(9)          1.69%        1.14%         1.43%        1.42%          2.66%
   Portfolio turnover rate                         13.53%            98.60%       69.85%          N/A        80.33%(6)     220.34%

  *   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4) Ratios include all management fees and expenses except for the program service fee.
(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)   Not annualized.
(9)   Annualized.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                            FOR THE PERIOD
                                             JULY 1, 2005                         FOR THE YEARS ENDED JUNE 30,
                                                THROUGH         -----------------------------------------------------------------
                                          SEPTEMBER 30, 2005*      2005         2004          2003         2002           2001
                                          -------------------   ----------   ----------    ----------   ----------     ----------
PER SHARE DATA(1)(6):
   Net Asset Value,
     Beginning of Period                      $    16.79        $    15.39   $    12.74    $    13.08   $    15.90     $    21.04
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Income from Investment Operations:
     Net investment income                          0.02              0.13         0.10          0.08         0.10           0.26
     Net realized and unrealized
        gain (loss) on investments                  0.63              1.40         2.65         (0.34)       (2.01)         (0.21)
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total gain (loss) from
          investment operations                     0.65              1.53         2.75         (0.26)       (1.91)          0.05
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Less Dividends and Distributions:
     From net investment income                    (0.02)            (0.13)       (0.10)        (0.08)       (0.11)         (0.26)
     From realized gains                              --                --           --            --        (0.80)         (4.93)
                                              ----------        ----------   ----------    ----------   ----------     ----------
        Total dividends and distributions          (0.02)            (0.13)       (0.10)        (0.08)       (0.91)         (5.19)
                                              ----------        ----------   ----------    ----------   ----------     ----------
   Net Asset Value, End of Period             $    17.42        $    16.79   $    15.39    $    12.74   $    13.08     $    15.90
                                              ==========        ==========   ==========    ==========   ==========     ==========

   Total Return on Net Asset Value(2)               3.88%(8)          9.95%       21.60%        (1.98)%     (12.75)%         1.17%

SUPPLEMENTAL DATA AND RATIOS(6):
   Net assets, end of period (000's)          $   81,447        $   81,510   $   68,068    $   55,564   $   85,673     $   92,053
   Ratio of net operating expenses
     to average net assets:(3)(4)
        Before waivers and recoveries               1.08%(9)          1.07%        1.02%         1.18%        0.84%          0.16%
        After waivers and recoveries                1.13%(9)          1.05%        1.02%         1.18%        0.84%          0.16%
   Program service fee(4)                            N/A               N/A          N/A           N/A         0.25%          0.75%
   Ratio of net investment income
     to average net assets(3)                       0.46%(9)          0.78%        0.67%         0.61%        0.66%          1.33%
   Portfolio turnover rate(7)                      20.08%           128.37%       97.51%          N/A        29.13%(5)      99.48%

  *   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3) Ratios include all management fees and expenses except for the program service fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)   Not annualized.
(9)   Annualized.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES

                                            FOR THE PERIOD                                       FOR THE PERIOD
                                             JULY 1, 2005       FOR THE YEARS ENDED JUNE 30,   DECEMBER 30, 2002*
                                               THROUGH          ----------------------------        THROUGH
                                         SEPTEMBER 30, 2005**      2005             2004         JUNE 30, 2003
                                         --------------------   -----------      -----------   ------------------
PER SHARE DATA(1)(4):
   Net Asset Value,
     Beginning of Period                      $    16.83        $     15.43      $     12.75        $   11.48
                                              ----------        -----------      -----------        ---------
   Income from Investment Operations:
     Net investment income                          0.01               0.09             0.06             0.03
     Net realized and unrealized
       gain on investments                          0.63               1.40             2.65             1.26
                                              ----------        -----------      -----------        ---------
        Total gain from
          investment operations                     0.64               1.49             2.71             1.29
                                              ----------        -----------      -----------        ---------
   Less Dividends:
     From net investment income                    (0.01)             (0.09)           (0.03)           (0.02)
                                              ----------        -----------      -----------        ---------
        Total dividends                            (0.01)             (0.09)           (0.03)           (0.02)
                                              ----------        -----------      -----------        ---------

   Net Asset Value, End of Period             $    17.46        $     16.83      $     15.43        $   12.75
                                              ==========        ===========      ===========        =========

   Total Return on Net Asset Value                  3.81%(2)           9.66%           21.24%           11.26%(2)

SUPPLEMENTAL DATA AND RATIOS(4):
   Net assets, end of period (000's)          $    9,451        $     8,842      $     7,392        $   6,454
   Ratio of net operating expenses
     to average net assets:
        Before waivers and recoveries               1.34%(3)           1.32%            1.27%            1.45%(3)
        After waivers and recoveries                1.38%(3)           1.30%            1.27%            1.45%(3)
   Ratio of net investment income
     to average net assets                          0.20%(3)           0.53%            0.42%            0.48%(3)
   Portfolio turnover rate(5)                      20.08%            128.37%           97.51%            N/A

  *   Commencement of operations.
 **   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) For the period from December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 AHA SOCIALLY RESPONSIBLE  EQUITY FUND--
                                                              CLASS I SHARES

                                                    FOR THE PERIOD        FOR THE PERIOD
                                                     JULY 1, 2005        JANUARY 3, 2005*
                                                       THROUGH               THROUGH
                                                 SEPTEMBER 30, 2005**     JUNE 30, 2005
                                                 --------------------    ----------------
PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                             $      9.70            $    10.00
                                                     -----------            ----------
   Income from Investment Operations:
     Net investment income                                  0.02                  0.05
     Net realized and unrealized
        gain (loss) on investments                          0.58                 (0.30)
                                                     -----------            ----------
        Total gain (loss) from
          investment operations                             0.60                 (0.25)
                                                     -----------            ----------
   Less Dividends:
     From net investment income                            (0.02)                (0.05)
                                                     -----------            ----------
        Total dividends                                    (0.02)                (0.05)
                                                     -----------            ----------
   Net Asset Value, End of Period                    $     10.28            $     9.70
                                                     ===========            ==========

   Total Return on Net Asset Value                          6.20%(2)             (2.48)%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                 $    21,795            $   20,510
   Ratio of net operating expenses
     to average net assets:
        Before waivers                                      1.24%(3)              1.16%(3)
        After waivers                                       1.15%(3)              1.12%(3)
   Ratio of net investment income
     to average net assets                                  0.90%(3)              1.43%(3)
   Portfolio turnover rate(4)                               6.89%                47.56%

  *   Commencement of operations.
 **   The Fund's fiscal tax year-end changed from June 30 to September 30.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                           AHA SOCIALLY RESPONSIBLE  EQUITY FUND--
                                                       CLASS A SHARES

                                                       FOR THE PERIOD
                                                      AUGUST, 12, 2005*
                                                           THROUGH
                                                     SEPTEMBER 30, 2005
                                                     ------------------
PER SHARE DATA(1):
   Net Asset Value,
     Beginning of Period                                  $   10.17
                                                          ---------
   Income from Investment Operations:
     Net investment income                                     0.01
     Net realized and unrealized
        gain on investments                                    0.12
                                                          ---------
        Total gain from
          investment operations                                0.13
                                                          ---------
   Less Dividends:
     From net investment income                               (0.02)
                                                          ---------
        Total dividends                                       (0.02)
                                                          ---------
   Net Asset Value, End of Period                         $   10.28
                                                          =========

   Total Return on Net Asset Value                             1.27%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                      $      15
   Ratio of net operating expenses
     to average net assets:
        Before waivers                                         1.69%(3)
        After waivers                                          1.43%(3)
   Ratio of net investment income
     to average net assets                                     0.74%(3)
   Portfolio turnover rate(4)                                  6.89%

  *   Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
September 30, 2005

1. ORGANIZATION
The AHA Investment Funds (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds were incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund ("Diversified Fund"), the AHA Socially Responsible
Equity Fund ("Socially Responsible Fund"), the AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of September 30, 2005, the U.S. Growth Fund, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are further divided into three classes: Class A Shares, Class I Shares and Institutional Servicing Class Shares. As of September 30, 2005, only the Class I Shares of the currently operating Funds and the Class A Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund and the Socially Responsible Fund had commenced operations. The Funds fiscal year end has changed from June 30 to September 30 to coincide with the CNI Charter Funds.

On May 17, 2005, the Board of Directors of AHA Funds approved the reorganization of the Limited Maturity Fund, Full Maturity Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Fund into newly established identical series of the CNI Charter Funds. The reorganization was effective on October 3, 2005.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities, issued or guaranteed by the government, and maintains an average dollar-weighted portfolio maturity of less than three years.

FULL MATURITY FUND
Seeks the highest level of income consistent with long-term preservation of capital. Invests primarily in high quality fixed income securities issued or guaranteed by the U.S. government, its agent or instrumentalities. There is no restriction on the minimum or maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND
Seeks long-term capital growth. Invests primarily in equity securities of U.S. companies that are diversified among various industries and market sectors and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND
Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATIONS
Securities that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Purchased and written options are valued at the closing price reported on the day of valuation. Futures are valued at the exchange settlement price. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less at date of purchase are valued at amortized cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Funds' Board of Directors. As of September 30, 2005, there were no fair valued securities held by the Funds.

SECURITY TRANSACTIONS AND RELATED INCOME
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

ACCOUNTING FOR FUTURES
The Funds may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. At September 30, 2005, there were no futures held by the Funds.

ACCOUNTING FOR OPTIONS
The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of an option is increased by premiums paid. The proceeds from securities sold through the exercise of an option is decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. At September 30, 2005, there were no options held by the Funds.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price. At September 30, 2005, there were no repurchase agreements held by the Funds.

WHEN-ISSUED SECURITIES
The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities. At September 30, 2005, there were no when-issued securities held by the Funds.

EXPENSE ALLOCATION
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES
Class-specific expenses are bourne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

FUND DISTRIBUTIONS
The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. The Funds distribute any net realized capital gains at least annually.

3. INVESTMENT ADVISOR AND SUB-ADVISOR AGREEMENTS

The Funds have an Investment Advisory Agreement dated June 30, 2003 (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective December 1, 2004, the Advisor lowered the expense cap on the Class I shares of the Balanced Fund to 1.00% from 1.50%. Through September 30, 2005, the Advisor had voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

            Fund                                 Class I          Class A
            ----                                 -------          -------
            Limited Maturity Fund                 1.00%            1.25%
            Full Maturity Fund                    1.00%            1.25%
            Balanced Fund                         1.00%             N/A
            Diversified Fund                      1.25%            1.50%
            Socially Responsible Fund             1.25%            1.50%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the period ended September 30, 2005, the Advisor recovered $13,582 and $11,824 from the Full Maturity Fund and the Diversified Fund, respectively. As of September 30, 2005, the Full Maturity Fund, the Balanced Fund and the Socially Responsible Fund had the following balances, subject to potential recovery:

      Fund                Potential Amount of Recovery        Expiration
      ----                ----------------------------        ----------
Limited Maturity Fund                $ 15,018             September 30, 2006
Full Maturity Fund                   $101,859             September 30, 2006
Balanced Fund                        $ 93,923             September 30, 2006
Diversified Fund                     $  1,493             September 30, 2006
Socially Responsible                 $  7,372             September 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% of average daily net assets for the Full Maturity Fund and Limited Maturity Fund, and 0.75% of average daily net assets for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

The Patterson Capital Corporation acts as the sub-advisor on behalf of the Limited Maturity Fund. Patterson Capital Corporation is paid by the Advisor.

Baird Advisors and Western Asset Management Company act as sub-advisors on behalf of the Full Maturity Fund and are paid by the Advisor.

Baird Advisors, Cambiar Investors, Inc. and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Balanced Fund and are paid by the Advisor.

Cambiar Investors, Inc. and Freeman Associates Investment Management LLC act as sub-advisors on behalf of the Diversified Equity Fund and are paid by the Advisor.

SKBA Capital Management, LLC acts as the sub-advisor on behalf of the Socially Responsible Fund and is paid by the Advisor.

4. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds Administrator. Under the terms of the Agreement dated April 8, 2005, the Administrator is entitled to receive an annual fee equal to the greater of $250,000 or 0.10% of aggregate average daily net assets of the AHA Funds.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.

Forum Shareholder Services, LLC serves as Transfer Agent for the AHA Funds whereby they provide services at an annual rate of $14,000 per share class.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

The AHA Funds have also adopted a Shareholder Servicing Plan that permits payment of compensation to independent entities to perform account maintenance and shareholder servicing to Class I shareholders. The fee for these services ranges from 0.10% of the average daily net assets of the Fund's shares held by the agent for the Fund's fixed income products up to 0.20% of the average daily net assets of the Fund's shares held by the Fund's agent for the equity products.

Certain officers of the AHA Funds are also officers of the Advisor, the Administrator and/or the Distributor. Such officers are paid no fees by the AHA Funds for serving as officers of the Funds.

5. FEDERAL INCOME TAXES

It is the Funds' policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to paydown reclasses for tax purposes, have been reclassified to/from the following accounts as of September 30, 2005:

                                  Increase                Decrease
                                Undistributed            Accumulated
                               Net Investment           Net Realized
                                Income/(Loss)            Gain/(Loss)
                                    (000)                   (000)
                               --------------           -------------
   Limited Maturity Fund            $1                       $(1)
   Full Maturity Fund                5                        (5)
   Balanced Fund                     3                        (3)

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

The tax character of dividends and distributions declared during the periods ended September 30, 2005, June 30, 2005 and June 30, 2004 are shown below (000's):

                                   Ordinary Income                  Long-Term Capital Gain                        Total
                            September     June       June       September    June         June      September     June      June
                              2005        2005       2004         2005       2005         2004        2005        2005      2004
                            ---------    ------     ------      ---------    -----        -----     ---------    -------   ------
Limited Maturity Fund          $704      $2,965*    $2,270       $ --        $ 168        $  --       $ 704      $ 3,133   $2,270
Full Maturity Fund              277       1,141      1,067         --          239          245         277        1,380    1,312
Balanced Fund                    75         301        232         --           --           --          75          301      232
Diversified Fund                103         652        441         --           --           --         103          652      441
Socially Responsible Fund        45         109         --         --           --           --          45          109       --

* Includes tax return of capital of less than $1 (000's).

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000's):

                                                                                                                         Total
                                                                                      Net                            Distributable
                            Undistributed      Undistributed     Capital          Unrealized            Other          Earnings
                              Ordinary           Long-Term        loss           Appreciation         Temporary      (Accumulated
                               Income          Capital Gain   Carryforwards     (Depreciation)       Differences        Losses)
                            -------------      -------------  -------------     --------------       -----------     -------------
Limited Maturity Fund         $    216           $     --      $   (914)          $ (1,393)           $   (216)        $ (2,307)
Full Maturity Fund                 185                 85           (65)               155                  91              269
Balanced Fund                      305                740            --              1,501                  --            2,546
Diversified Fund                     5              3,584            --             10,627                  --           14,216
Socially Responsible Fund          109                 --            --                979                  --            1,088

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2005, the breakdown of capital loss carryforwards was as follows (000's):

                                    Expiring
Fund                             2012     2013    Total
----                             ----     ----    ------
Limited Maturity Fund            $76     $838      $914
Full Maturity Fund                --       65        65

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at September 30, 2005 for each of the Funds were as follows (000's):

                                          Aggregate       Aggregate
                                            Gross           Gross      Net Unrealized
                             Federal     Unrealized      Unrealized     Appreciation
                            Tax Cost    Appreciation    Depreciation   (Depreciation)
                            --------    ------------    ------------   --------------
Limited Maturity Fund       $113,770      $     1        $ (1,394)        $ (1,393)
Full Maturity Fund            32,132          480            (325)             155
Balanced Fund                 16,801        1,821            (320)           1,501
Diversified Fund              80,286       12,552          (1,923)          10,629
Socially Responsible Fund     20,820        1,834            (855)             979

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

6. CAPITAL SHARE TRANSACTIONS (000'S):

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized. The share transactions for the years ended June 30, 2004 and 2005 and the three-months ended September 30, 2005 are as follows:

                                   AHA                                AHA
                          LIMITED MATURITY FUND                FULL MATURITY FUND                AHA BALANCED FUND
                      ------------------------------     ------------------------------    ------------------------------
                      09/30/05   06/30/05   06/30/04     09/30/05   06/30/05   06/30/04    09/30/05   06/30/05   06/30/04
                      --------   --------   --------     --------   --------   --------    --------   --------   --------
Class I
   Shares sold              40      1,243     10,146           12        476        283          --         --         39
   Shares issued in
     reinvestment
     of dividends           36        176        145           11         63         80          --          1          8
   Shares redeemed      (1,554)    (4,286)    (4,210)          --       (282)      (450)         --         (5)      (481)
                      --------   --------   --------     --------   --------   --------    --------   --------   --------
   Total Net change     (1,478)    (2,867)     6,081           23        257        (87)         --         (4)      (434)
                      ========   ========   ========     ========   ========   ========    ========   ========   ========

Class A
   Shares sold              --        100         --           --          3         10          --         --         --
   Shares issued in
     reinvestment
     of dividends           --          1         --           --         --         --          --         --         --
   Shares redeemed         (23)        --         --           --         --         --          --         --         --
                      --------   --------   --------     --------   --------   --------    --------   --------   --------
   Total Net change        (23)       101         --           --          3         10          --         --         --
                      ========   ========   ========     ========   ========   ========    ========   ========   ========

                                                             AHA SOCIALLY
                            AHA DIVERSITY FUND             RESPONSIBLE FUND
                      ------------------------------     --------------------
                      09/30/05   06/30/05   06/30/04     09/30/05   06/30/05*
                      --------   --------   --------     --------   ---------
Class I
   Shares sold              57        538        629           46       2,159
   Shares issued in
     reinvestment
     of dividends            5         31         26            5          11
   Shares redeemed        (241)      (138)      (590)         (45)        (56)
                      --------   --------   --------     --------   ---------
   Total Net change       (179)       431         65            6       2,114
                      ========   ========   ========     ========   =========

Class A**
   Shares sold              23         71         13            2          --
   Shares issued in
     reinvestment
     of dividends           --          2          1           --          --
   Shares redeemed          (7)       (27)       (41)          --          --
                      --------   --------   --------     --------   ---------
   Total Net change         16         46        (27)           2          --
                      ========   ========   ========     ========   =========

*     Fund commenced operations on January 3, 2005.
** Class A shares for the AHA Socially Responsible Fund were offered starting August 12, 2005.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2005

7. SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the three month period ended September 30, 2005 were as follows:

                              Purchases (000's)              Sales (000's)
                           ------------------------    -------------------------
                           U.S.Government   Other      U.S. Government    Other
                           --------------  --------    ---------------  --------
Limited Maturity Fund         $    --      $  4,968        $ 6,892      $ 15,003
Full Maturity Fund              3,979         1,222          2,575         2,029
Balanced Fund                     484         1,989            201         2,193
Diversified Fund                   --        18,162             --        20,493
Socially Responsible Fund          --         1,399             --         1,461

8. SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers to no more than 50% of its net assets. Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations. The Funds receive interest on the collateral received. As of September 30, 2005, the Funds had no securities out on loan.

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENTS

REORGANIZATION

Subsequent to the reorganization that took place on October 3, 2005, CCM Advisors, LLC, an affiliate of City National Asset Management, Inc. ("CNAM"), remains the investment advisor to the New Funds. Cambiar Investors, LLC and Freeman Associates Investment Management LLC serves as sub-advisors to the new AHA Balanced and Diversified Equity Funds. Patterson Capital Corporation and CNAM serves as sub-advisors to the new AHA Limited Maturity Fixed Income Fund. Robert W. Baird & Co. Incorporated serves as sub-advisor to the new AHA Full Maturity Fixed Income and Balanced Funds. SKBA Capital Management, LLC serves as a sub-advisor to the new AHA Socially Responsible Equity Fund.

Merger related expenses and reimbursements to the Advisor for merger related expenses will be incurred and paid by the Funds beginning on October 3, 2005. These amounts are estimated at September 30, 2005 to be $128,279, $32,358, $18,564, $94,157, and $21,642 for Limited Maturity Fund, Full Maturity Fund, Balanced Fund, Diversified Fund, and Socially Responsible Fund, respectively.

CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM (UNAUDITED)

The Board of Trustees ("Board") has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's stub period ended September 30, 2005. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 29, 2005. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004 and through September 29, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. Rather, this change was approved by the Board upon the Audit Committee's recommendation of KPMG. Ernst &Young's ("E&Y") report on the Trust's financial statements for the fiscal years ended June 30, 2005 and June 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004 and through September 29, 2005, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
September 30, 2005

To the Shareholders and Board of Directors of AHA Investment Funds

We have audited the accompanying statements of net assets of the AHA Investment Funds, comprised of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund (collectively, "the Funds"), as of September 30, 2005, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period from July 1, 2005 to September 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The statements of operations for the period ended June 30, 2005, the statements of changes in net assets for each of the periods ended June 30, 2005 and June 30, 2004, and the financial highlights for the periods presented prior to July 1, 2005, were audited by other auditors, whose report dated August 15, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the period from July 1, 2005 to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.


                                                    KPMG LLP


November 15, 2005

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED)

1.  DIRECTORS AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2005. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

                                         TERM OF
                                         OFFICE                                                     NUMBER OF
                                           AND                                                    PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                 FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME              PRINCIPAL OCCUPATION(S)                OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2            DURING PAST FIVE YEARS                BOARD MEMBER3        TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS

Irwin G. Barnet      Trustee           Since 1999    Attorney and partner at Reed Smith LLP,            16        None
Age: 67                                              a law firm (January 2003-present); attorney
                                                     and a principal of Crosby, Heafey, Roach &
                                                     May, a law firm (September 2000-December
                                                     2002); attorney and principal of Sanders,
                                                     Barnet, Goldman, Simons & Mosk, a law
                                                     firm prior to September, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Victor Meschures     Trustee           Since 1999    Certified Public Accountant with Meschures,        16        None
Age: 67                                              Campeas, Thompson, Snyder and Pariser, LLP,
                                                     an accounting firm.
------------------------------------------------------------------------------------------------------------------------------------
William R. Sweet     Trustee           Since 1999    Retired.                                           16        Director, Banner
Age: 68                                                                                                           Central Finance
                                                                                                                  Company; Director,
                                                                                                                  Hispanic Express,
                                                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
James R. Wolford     Trustee           Since 1999    Chief Financial Officer, DBM Group                 16        None
Age: 51                                              (August 2001-present); Senior Vice President
                                                     and Chief Operating Officer, Forecast
                                                     Commercial Real Estate Service, Inc.
                                                     (January 2000-August 2001); Senior Vice
                                                     President and Chief Financial Officer,
                                                     Bixby Ranch Company, a real estate
                                                     company (1985-2000).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vernon C. Kozlen     President         Since 2000    Chairman, City National Asset                      N/A       N/A
City National Bank   and Chief                       Management, Inc. (2001-Present);
400 N. Roxbury Dr.   Executive                       Executive Vice President, City National
Beverly Hills, CA    Officer                         Bank (1996-Present).
90210
Age: 61
------------------------------------------------------------------------------------------------------------------------------------
Rodney J. Olea       Vice President    Since 2000    Senior Vice President, City National Asset         N/A       N/A
City National Bank                                   Management, Inc. (2001-Present); Senior Vice
400 N. Roxbury Dr.                                   President and Director of Fixed Income of
Beverly Hills, CA                                    City National Bank (1994-Present).
90210
Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Weiss     Vice President    Since 2000    President, City National Asset Management,         N/A       N/A
City National Bank                                   Inc. (2001-Present); Executive Vice President
400 N. Roxbury Dr.,                                  and Chief Investment Officer of City National
Beverly Hills, CA                                    Bank (1999-Present).
90210
Age: 45
------------------------------------------------------------------------------------------------------------------------------------

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)


Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2005. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Board Members and Officers. The SAI may be obtained without charge by calling 1-800-708-8881.

                                         TERM OF
                                         OFFICE                                                       NUMBER OF
                                           AND                                                      PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                   FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME             PRINCIPAL OCCUPATION(S)                   OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2           DURING PAST FIVE YEARS                   BOARD MEMBER3        TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Savitri Pai            Vice President    Since 2005    General Counsel, Chief Compliance                  N/A               N/A
109 S. Lasalle Street                                  Officer & Chief Legal Officer of
Suite 2800                                             CCM Advisors, LLC (2003-Present).
Chicago, IL 60603                                      General Counsel, Treasurer and
Age: 39                                                Director, Kenilworth Fund, Inc.
                                                       (1992-2003).
------------------------------------------------------------------------------------------------------------------------------------
Valerie Y. Lewis       Vice President    Since 2005    Mutual Funds Boards Specialist,                    N/A               N/A
City National Bank     of Compliance                   Capital Research and Management
400 N. Roxbury Dr.                                     Company; Compliance Specialist,
Beverly Hills,                                         Capital International, Inc. (1999-2005)
CA 90210
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt      Controller and    Since 2005    SEI Investments, Director of Funds                 N/A               N/A
SEI Investments        Chief                           Accounting, (2004-Present);
One Freedom            Operating                       Manager of Funds Accounting
Valley Drive           Officer                         (1999-2004).
Oaks, PA 19456
Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Timothy Solberg        Vice President    Since 2005    Founder, Managing Director & Chief                 N/A               N/A
109 S. Lasalle Street  and Assistant                   Investment Officer of CCM Advisors
Suite 2800             Secretary                       (2001-Present).
Chicago, IL 60603
Age: 52
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice President    Since 2000    Employed by SEI Investments since                  N/A               N/A
One Freedom            and Assistant                   October 1999. Vice President and
Valley Drive           Secretary                       Assistant Secretary of the
Oaks, PA 19456                                         Administrator. Vice President and
Age: 37                                                Assistant Secretary of the Distributor
                                                       (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "CNI Charter Funds Complex" consists of all registered investment companies for which City National Asset Management, Inc. serves as investment adviser. As of September 30, 2005, the CNI Charter Funds Complex consisted of 16 Funds.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                                         TERM OF
                                         OFFICE                                                       NUMBER OF
                                           AND                                                      PORTFOLIOS IN          OTHER
   NAME               POSITION(S)       LENGTH OF                                                   FUNDS COMPLEX      DIRECTORSHIPS
 ADDRESS,              HELD WITH          TIME              PRINCIPAL OCCUPATION(S)                  OVERSEEN BY          HELD BY
 AND AGE1                TRUST           SERVED2            DURING PAST FIVE YEARS                  BOARD MEMBER3         TRUSTEE4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONCLUDED)

Phillip T Masterson    Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. General Counsel at Citco
Valley Drive                                           Mutual Fund Services (2003-2004).
Oaks, PA 19456                                         Vice President and Associate Counsel
Age: 42                                                at Oppenheimer Funds (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005.  Vice President, Deutsche
Valley Drive                                           Asset Management (2003-2004). Associate,
Oaks, PA 19456                                         Morgan, Lewis and Bockius LLP (2000-
Age: 37                                                2003). Assistant Vice President, ING
                                                       Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala        Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. Compliance Officer of
Valley Drive                                           SEI Investments (2001-2004). Account
Oaks, PA 19456                                         and Product Consultant, SEI Private Trust
Age: 31                                                Company (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang        Vice President    Since 2005    Vice President & Assistant Secretary of            N/A               N/A
SEI Investments        and Assistant                   SEI Investments Global Funds Services
One Freedom            Secretary                       since 2005. Counsel, Caledonian Bank
Valley Drive                                           & Trust's Mutual Fund Group (2004-
Oaks, PA 19456                                         2005). Counsel, Permal Asset Management
Age: 33                                                (2001-2004). Associate, Schulte, Roth &
                                                       Zabel's Investment Management Group
                                                       (2000-2001).
------------------------------------------------------------------------------------------------------------------------------------

2.  AVAILABILITY OF PROXY VOTING INFORMATION

Information   regarding  how  the  Funds  vote  proxies  relating  to  portfolio securities is available without charge upon request by calling toll-free at 1-800-445-1341 and the SEC's website at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2005 will be available after August 31, 2005 on the SEC's website at www.sec.gov.

3.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Qs are on the SEC's website at WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

4.  SHAREHOLDER VOTING RESULTS

At a special meeting held on September 29, 2005, the shareholders of the AHA Investment Funds voted on the proposal of a reorganization of the AHA Investment Funds into a newly established identical series of the CNI Charter Funds. The results of the voting were as follows:

LIMITED MATURITY FIXED INCOME FUND:

                                   % OF
                  NO. OF           OUTSTANDING         % OF SHARES
                  SHARES           SHARES              VOTED
-------------------------------------------------------------------
AFFIRMATIVE       91.02%           8.98%               91.02%
AGAINST           None             None                None
ABSTAIN           None             None                None

TOTAL             91.02%           8.98%               91.02%

FULL MATURITY FIXED INCOME FUND:

                                   % OF
                  NO. OF           OUTSTANDING         % OF SHARES
                  SHARES           SHARES              VOTED
-------------------------------------------------------------------
AFFIRMATIVE       100.00%          None                100.00%
AGAINST           None             None                None
ABSTAIN           None             None                None

TOTAL             100.00%          None                100.00%

BALANCED FUND:

                                   % OF
                  NO. OF           OUTSTANDING         % OF SHARES
                  SHARES           SHARES              VOTED
-------------------------------------------------------------------
AFFIRMATIVE       100.00%          None                100.00%
AGAINST           None             None                None
ABSTAIN           None             None                None

TOTAL             100.00%          None                100.00%

DIVERSIFIED EQUITY FUND:

                                   % OF
                  NO. OF           OUTSTANDING         % OF SHARES
                  SHARES           SHARES              VOTED
-------------------------------------------------------------------
AFFIRMATIVE       97.26%           2.74%               97.26%
AGAINST           None             None                None
ABSTAIN           None             None                None

TOTAL             97.26%           2.74%               97.26

SOCIALLY RESPONSIBLE EQUITY FUND:

                                   % OF
                  NO. OF           OUTSTANDING         % OF SHARES
                  SHARES           SHARES              VOTED
-------------------------------------------------------------------
AFFIRMATIVE       100.00%          None                100.00%
AGAINST           None             None                None
ABSTAIN           None             None                None

TOTAL             100.00%          None                100.00%

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
September 30, 2005

For shareholders that do not have a September 30, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For Federal income tax purposes, for the fiscal year ended September 30, 2005 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                   (C)**            (D)***
                                                                                 Dividends        Qualifying
                                (A)*             (B)*                            Qualifying        Dividend      (E)****
                              Long Term        Ordinary                        For Corporate        Income         U.S.
                            Capital Gain        Income            Total        Dividends Rec.     (15% Rate     Government
                            Distributions    Distributions    Distributions      Deduction         for QDI)      Interest
--------------------------------------------------------------------------------------------------------------------------
Limited Maturity
    Fixed Income Fund             0%             100%             100%                 0%               0%           2%
Full Maturity
    Fixed Income Fund             0%             100%             100%                 0%               0%          19%
Balanced Fund                     0%             100%             100%                57%              54%          10%
Diversified Equity
    Fund                          0%             100%             100%               100%             100%           0%
Socially Responsible
    Equity Fund                   0%             100%             100%                96%              95%           0%
--------------------------------------------------------------------------------------------------------------------------

   * ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.
  ** ITEM (C) IS BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND. QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
 *** THE PERCENTAGE IN ITEM (D) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
**** ITEM (E) REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME TAX.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

During the six months ended September 30, 2005, in connection with the reorganization of AHA Investment Funds (the "Predecessor Funds") into newly formed series of the Trust (the "AHA Funds"), the Board of Trustees ("Board") of CNI Charter Funds (the "Trust") approved the Trust's advisory agreement (the "Management Agreement") with CCM Advisors, LLC ("CCM Advisors") and CCM Advisors' sub-advisory agreements with each of Cambiar Investors, LLC ("Cambiar"), Freeman Associates Investment Management LLC ("Freeman"), The Patterson Capital Corporation ("Patterson"), Robert W. Baird & Company ("Baird"), SKBA Capital Management, LLC ("SKBA") and City National Asset Management, Inc. ("CNAM"). During the same period, the Board also approved the sub-advisory agreement between CNAM, as investment adviser to the High Yield Bond Fund, and HSBC Halbis Partners (USA), Inc. ("HSBC"), as sub-adviser to the Fund. In the following text, Cambiar, Freeman, Patterson, Baird, SKBA and CNAM are referred to as "AHA Sub-Advisers," the AHA Sub-Advisers and HSBC are referred to as "Sub-Advisers" and the advisory agreement with each Sub-Adviser is referred to as a "Sub-Advisory Agreement."

GENERAL INFORMATION

The information in this summary outlines the Board's considerations associated with its approval of each of the Agreements. In connection with their deliberations regarding the proposed advisory relationships, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Management Agreement and the Sub-Advisory Agreement for each investment portfolio of the Trust (each a "Fund") were considered separately, although the Board took into account the common interests of all the relevant Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services to be performed by CCM Advisors and the Sub-Advisers. In considering these matters, the Board discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CCM Advisors or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of each of CCM Advisors and the Sub-Advisers, advisory fee and expense comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

AHA FUNDS

NATURE, EXTENT AND QUALITY OF SERVICES. In reviewing the services to be provided by CCM Advisors and each AHA Sub-Adviser, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the AHA Funds; and the overall general quality and depth of its organization. With respect to CCM Advisors, the Board also took into account the depth and quality of CCM Advisors' capabilities as a "manager of managers"; the experience, capability and integrity of its senior management; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

With respect to each AHA Sub-Adviser, the Board also reviewed each Sub-Adviser's investment philosophy and processes as well as brokerage, trading and soft dollar practices. In considering CNAM as a new sub-adviser with respect to a portion of the AHA Limited Maturity Fixed Income Fund, the Board noted that it was quite familiar with CNAM's general capabilities, systems and procedures as a result of its past reviews of CNAM as an investment adviser to other series of the Trust.

INVESTMENT PERFORMANCE. The Board assessed the performance of each Predecessor Fund compared with its respective benchmark and the average returns of all funds in its respective peer group category selected by Morningstar Associates, LLC (each a "Morningstar Universe").

o The Board considered that each of the Predecessor Diversified Equity, Full Maturity Fixed Income, and Balanced Funds had either outperformed or performed very close to its respective benchmark for the one-, three-, five-, ten- and 15-year periods ending December 31, 2004, and had performed in the top half of its respective Morningstar Universe for each such period (except for the Predecessor Full Maturity Fixed Income Fund's one-year returns).

o The Board observed that the Predecessor Limited Maturity Fixed Income Fund had underperformed relative to its benchmarks in the rising interest rate environment of 2004, but noted that it is not uncommon for short-term fixed income funds to lag behind the market when interest rates are rising. The Board also noted that this Predecessor Fund had been named a "Lipper Leader" (i.e., ranked in the top 20th percentile of its Lipper Inc. universe) for Preservation of Capital for the five-year period ending December 31, 2004.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)

o The Trustees noted that performance information for the Predecessor Socially Responsible Equity Fund was not yet available, as the Fund had commenced operations on January 1, 2005. The Board noted, however that a composite of accounts of SKBA, the Fund's investment sub-adviser, with investment objectives substantially similar to those of the Fund had outperformed the Russell 1000 Index for the one-, three- and five-year periods ended December 31, 2004.

The Board also reviewed the value added by each AHA Sub-Adviser as reflected by the performance of the allocated portion of each Fund it managed compared to the relevant benchmarks and Morningstar Universes.

In evaluating CNAM as a new sub-adviser to the AHA Limited Maturity Fixed Income Fund, the Trustees reviewed the returns of a composite of accounts managed by CNAM's fixed income portfolio managers with investment strategies similar to those of the Fund, and observed that the annualized returns of the composite for the one-, two-, three-, four- and five-year periods ended March 31, 2005 were greater than the corresponding returns of the composite's benchmark.

ADVISORY FEES AND FUND EXPENSES. The Board reviewed information regarding the advisory fees to be charged by CCM Advisors and each of the AHA Sub-Advisers, and total expenses of each of the Predecessor Funds compared to those of the funds included in the relevant Morningstar Universes. CCM Advisors pays the AHA Sub-Advisers' advisory fees out of CCM Advisors' advisory fee.

The Board concluded that CCM Advisors' fees and the Sub-Advisers' fees compared favorably to the advisory fees of the funds included in the relevant Morningstar Universes, except for the Predecessor Diversified Equity Fund. With respect to that Fund, the Board considered that the investment advisory fee paid by the Predecessor Diversified Equity Fund was higher than the average management fee of its Morningstar Universe because the Fund's Morningstar category included many funds managed by substantially larger investment advisers and quasi-index funds, which decreased the average management fee.

The Board noted that, although CCM Advisors serves as an investment consultant and charges fees for those services, the Predecessor Funds represented CCM Advisors' sole investment advisory client, and it would not be able to compare the fees charged to the Trust by CCM Advisors with fees charged to other institutional clients of CCM Advisors. The Board also considered the fees charged by the AHA Sub-Advisers to their other institutional clients, noting that the proposed advisory fees were significantly less than those charged by each AHA Sub-Adviser to its institutional clients.

The Board considered the total expense ratios of the Predecessor Funds, noting that the total expenses for each Predecessor Fund were equal to or less than the average total expenses of the funds in its respective Morningstar Universe, except for the Predecessor Full Maturity Fixed Income Fund. The Board noted that the reorganization was expected to result in decreased expense ratios for the AHA Funds, including those of the AHA Full Maturity Fixed Income Fund, relative to those of the Predecessor Funds, as common expenses with the existing series of the Trust would be spread over a larger asset base as a result of the reorganization of the Predecessor Funds into the AHA Funds.

The Board considered information prepared by CCM Advisors and the Sub-Advisers relating to their respective costs and profits with respect to the AHA Funds, as well as the methodologies used to determine and allocate their costs to the AHA Funds. The Board also considered the benefits to be received by CCM Advisors and its affiliates as a result of CCM Advisors' relationship with the AHA Funds. The Board noted that none of the AHA Sub-Advisers or their affiliates (other than CNAM) would receive benefits other than investment advisory fees as a result of its relationship with the AHA Funds, except the intangible benefits of the favorable publicity arising in connection with the Funds' performance. With respect to CNAM, the Board noted that the benefits received by CNAM and its affiliates (which include CCM Advisors) as a result of CNAM's relationship with the Trust includes fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust.

The Board also considered whether each AHA Fund is likely to benefit from any economies of scale in the management of its portfolio in the event of growth in assets of the AHA Fund. Due to the relatively small asset size of each of the AHA Funds, the Board concluded that CCM Advisors would not currently realize any significant economies of scale in acting as investment adviser to the Funds. However, they noted that as the AHA Funds' assets increase in the future, specific consideration would be given to the possibility of adding fee breakpoints to CCM Advisors' fee schedule to share the benefit of any such economies with the Funds' shareholders.

CONCLUSIONS. Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Management Agreement and each of the AHA Sub-Advisory Agreements represent fair and reasonable compensation in light of the nature and quality of the services being provided by CCM Advisors and the AHA Sub-Advisors to the respective AHA Funds and their shareholders.

                      ------------------------------------
                             AHA INVESTMENT FUNDS
                      190 SOUTH LASALLE STREET, SUITE 2800
                             CHICAGO, ILLINOIS 60603
                                 1-800-445-1341
                      ------------------------------------

                      INVESTMENT ADVISOR
                      CCM Advisors, LLC
                      190 South LaSalle Street, Suite 2800
                      Chicago, Illinois  60603

                      ADMINISTRATOR
                      SEI Investments Global
                      Funds Services
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456

                      TRANSFER AGENT AND
                      DIVIDEND DISBURSEMENT AGENT
                      Forum Shareholder Services, LLC
                      Two Portland Square
                      Portland, Maine 04101

                      CUSTODIAN
                      Wachovia Bank, N.A.
                      123 S. Broad Street
                      Philadelphia, Pennsylvania 19109

                      LEGAL COUNSEL
                      Paul Hastings, Janofsky & Walker LLP
                      515 South Flower Street
                      Twenty-Fifth Floor
                      Los Angeles, CA  90071

                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                      KPMG LLP
                      Suite 2000
                      355 South Grand Avenue
                      Los Angeles, CA  90071

                      DISTRIBUTOR
                      SEI Investments Distribution Co.
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were not applicable. The following tables detail the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant:

Fees billed by KPMG LLP ("KPMG") for services rendered to the Trust for the three month period ended September 30, 2005 are as follows:

-------------------------------  -------------------------------------------------------------------------------------------------
                                                                       SEPTEMBER 2005
-------------------------------  -------------------------------------------------------------------------------------------------
                                 All fees and services to the    All fees and services to        All other fees and services Trust
                                 Trust that were pre-approved    service affiliates that  were   to service affiliates that
                                                                 pre-approved                    did not require pre-approval
----------- -------------------  ------------------------------  ------------------------------- ---------------------------------
(a)         Audit Fees(1)        $42,500                         N/A                             N/A

----------- -------------------  ------------------------------  ------------------------------- ---------------------------------
(b)         Audit-Related Fees   $0                              N/A                             N/A

----------- -------------------  ------------------------------  ------------------------------- ---------------------------------
(c)         Tax Fees             $19,000                         N/A                             N/A

----------- ------------------- ------------------------------   ------------------------------- ---------------------------------
(d)         All Other Fees       N/A                             N/A                             N/A

----------- ------------------- ------------------------------ ------------------------------- -----------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's stub period financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -----------------
                                                   2005
                ---------------------------- -----------------
                Audit-Related Fees                 N/A

                ---------------------------- -----------------
                Tax Fees                           N/A

                ---------------------------- -----------------
                All Other Fees                     N/A

                ---------------------------- -----------------


(f)      Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG for the three months ended September 30, 2005 was $19,000.

(h)      Not Applicable

Fees billed by Ernst & Young LLP for services rendered to the Trust for the two years ended June 30, 2005 and June 30, 2004 are as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                        JUNE 2005                                               JUNE 2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $ 68,000                N/A               N/A         $ 53,000                 N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $ 10,000                N/A               N/A               N/A                N/A               N/A
        Related
        Fees (2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $ 20,000                N/A               N/A         $ 16,000                 N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $ 0                     N/A               N/A         $ 0                      N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
  (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
  (2) Audit related fees include N-1A filings, N-14 filing, time spent assisting management with an SEC comment letter, and time spent assisting management with the commencement of operations for the new Socially Responsible Equity Fund.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ------------------------ ----------------- ----------------
                                            2005              2004
             ------------------------ ----------------- ----------------
             Audit-Related Fees              N/A               N/A

             ------------------------ ----------------- ----------------
             Tax Fees                        N/A               N/A

             ------------------------ ----------------- ----------------
             All Other Fees                  N/A               N/A

             ------------------------ ----------------- ----------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young LLP for the last two fiscal years ended June 2005 and June 2004 were $10,000 and $0, respectively.

(h)      Not Applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants' internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)  Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              AHA Investment Funds


By (Signature and Title)*                 /s/ Vern Kozlen
                                          ------------------
                                          Vern Kozlen
                                          President & CEO

Date November 28, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Vern Kozlen
                                          ------------------
                                          Vern Kozlen
                                          President & CEO

Date November 28, 2005


By (Signature and Title)*                 /s/ Eric Kleinschmidt
                                          ----------------------
                                          Eric Kleinschmidt
                                          Controller & COO

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.